Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.38%, 01/21/35
(a) (b)
.......... USD 750 $ 751,865
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.70%, 07/20/34
(a) (b)
.......... 2,400 2,403,581
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.01%, 10/21/36
(a) (b)
.......... 1,500 1,506,472
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR3, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.96%, 10/17/34 ................ 1,000 1,002,698
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.59%, 04/20/34 ................ 500 500,038
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.50%, 10/17/34
(a) (b)
.......... 1,000 1,002,597
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 1,000 986,211
Series 2020-SFR1, Class F, 3.57%, 04/17/37 1,000 986,787
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.71%, 04/15/34
(a) (b)
750 750,617
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.74%, 01/20/35
(a) (b)
1,000 1,001,248
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.69%, 01/20/35
(a) (b)
..... 1,000 1,000,913
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.96%, 07/15/30
(a) (b)
..... 1,000 997,547
Bain Capital Credit CLO Ltd., Series 2021-3A,
Class A, (3-mo. CME Term SOFR at 1.42%
Floor + 1.42%), 6.70%, 07/24/34
(a) (b)
..... 1,500 1,500,595
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.68%, 07/20/37
(a) (b)
..... 1,000 1,002,500
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(a) (b)
..... 1,500 1,500,863
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 10/22/32
(a) (b)
.......... 1,000 1,002,059
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.74%, 07/15/34
(a) (b)
.......... 500 500,302
Battalion CLO XXII Ltd., Series 2021-22A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.72%, 01/20/35
(a) (b)
.......... 1,000 1,001,082
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR
at 1.00% Floor + 1.11%), 5.96%, 02/28/40
(a) (b)
488 457,125
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.64%,
01/20/31
(a) (b)
..................... 256 255,853
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.94%,
10/15/37
(a) (b)
..................... 1,350 1,351,719
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 6.48%,
01/15/33
(a) (b)
..................... USD 1,000 $ 1,000,766
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.26%,
01/15/35
(a) (b)
..................... 1,000 1,003,044
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.58%,
10/22/37 ..................... 1,000 1,000,116
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.88%,
10/22/37 ..................... 1,000 1,000,385
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.38%, 04/21/35
(a) (b)
.......... 1,000 1,002,332
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.19%, 07/18/34 ................ 1,000 1,003,250
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.54%, 07/18/34 ................ 500 501,185
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.46%,
07/15/31 ..................... 1,000 1,002,000
Series 2020-2A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.75%,
10/15/34 ..................... 1,000 1,000,827
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.26%,
10/15/34 ..................... 450 451,508
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%), 7.14%,
07/20/34
(a) (b)
..................... 1,100 1,102,853
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.14%, 04/20/31
(a) (b)
..... 675 675,008
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
6.97%, 01/20/34
(a) (b)
................ 1,000 1,000,728
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.68%, 10/25/34
(a) (b)
1,500 1,500,705
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.19%, 10/20/34
(a) (b)
..... 2,000 2,007,809
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a) (b)
..... 1,000 1,009,740
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.29%, 07/16/35
(a) (b)
..... 1,000 1,005,918
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.83%, 04/27/31 ................ 650 647,777
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.65%,
10/17/31 ..................... 500 501,601

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.21%, 10/15/34 ................ USD 1,000 $ 1,003,791
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.70%, 01/15/35 ................ 2,000 2,000,862
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.31%, 01/15/35 ................ 1,500 1,508,708
Clover CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.64%,
04/22/34 ..................... 2,215 2,216,967
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ..................... 1,000 1,005,870
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.54%,
07/20/34 ..................... 1,000 1,001,979
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.59%, 07/18/30
(a) (b)
..... 500 501,260
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 04/15/28
(a) (b)
..... 500 501,558
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 7.41%, 04/15/29
(a) (b)
500 501,199
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.71%, 01/15/34
(a) (b)
..... 1,000 1,002,318
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 2.26% Floor
+ 2.26%), 7.54%, 04/20/34
(a) (b)
......... 700 702,101
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.67%,
11/25/35
(a)
...................... 547 511,910
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.75%, 04/16/34 ................ 750 750,935
Series 2016-22A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.25%, 04/16/34 ................ 500 501,667
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.74%,
10/20/34 ..................... 1,000 1,001,048
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/20/34 ..................... 1,500 1,504,055
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.79%,
10/20/34 ..................... 1,000 1,000,719
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 7.34%,
04/20/34
(a) (b)
..................... 2,500 2,505,518
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.34%,
07/20/34
(a) (b)
..................... 2,000 2,011,380
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.73%,
01/25/35
(a) (b)
..................... USD 1,000 $ 1,001,128
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.16%, 04/15/34
(a) (b)
..... 300 300,482
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.72%, 10/20/31
(a) (b)
......... 396 396,301
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.76%, 04/20/34
(a) (b)
.......... 500 501,500
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.68%, 07/15/34
(a) (b)
.......... 1,000 1,000,332
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 6.53%, 07/20/36
(a) (b)
..... 1,700 1,703,949
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.16%), 7.43%, 07/27/30
(a) (b)
1,000 1,002,640
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.10%, 10/15/32 ................ 1,000 1,000,549
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.50%, 10/15/32 ................ 1,000 1,002,514
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.94%, 04/20/32
(a) (b)
750 750,637
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.09%, 10/20/30
(a) (b)
.......... 1,000 1,001,326
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.29%,
10/18/30
(a) (b)
..................... 1,000 1,000,000
OCP CLO Ltd.
(a)(b)
Series 2020-19A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.69%, 10/20/34 ................ 2,500 2,505,000
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.59%,
12/02/34 ..................... 500 501,040
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.16%,
07/15/30
(a) (b)
..................... 500 500,817
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.26%, 10/15/33 ................ 1,500 1,504,790
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.71%, 10/15/33 ................ 1,000 1,003,156
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.63%, 07/20/37
(a) (b)
..... 1,500 1,500,085
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 07/20/34
(a) (b)
..... 1,500 1,500,342
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04/23/37
(a) (b)
..... 1,000 1,006,761

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.00%, 01/17/31 ................ USD 1,500 $ 1,501,681
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.53%, 11/14/34 ................ 1,000 1,001,600
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.08%, 11/14/34 ................ 1,000 1,002,731
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.36%,
07/15/34 ..................... 1,000 1,002,254
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.73%,
10/15/34 ..................... 2,000 2,002,126
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
04/20/35 ..................... 500 502,112
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.33%,
04/20/35 ..................... 500 501,166
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.53%, 07/20/37 ................ 1,000 1,000,011
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 1,000 1,000,249
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.81%,
07/15/34
(a) (b)
..................... 1,000 1,002,664
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.06%, 05/18/34
(a) (b)
.......... 500 501,530
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.29%, 07/20/34
(a) (b)
.......... 500 502,192
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.64%, 10/18/34
(a) (b)
.......... 750 750,757
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.74%, 10/18/34
(a) (b)
.......... 1,500 1,501,797
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.57%, 10/30/34
(a) (b)
.......... 1,000 1,002,208
Rockford Tower CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.39%, 08/20/32 ................ 500 501,914
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.72%,
10/20/34 ..................... 1,250 1,250,318
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.69%,
10/20/34 ..................... 1,000 1,002,420
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.21%, 07/15/34
(a) (b)
................ 500 501,904
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/15/35
(a) (b)
................ 1,250 1,252,992
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.01%, 04/15/36
(a) (b)
................ 2,000 2,002,836
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.76%, 07/15/34
(a) (b)
................ USD 4,000 $ 4,010,383
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.24%, 07/21/34
(a) (b)
..... 2,000 2,006,370
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.48%, 10/20/37
(a) (b)
.......... 5,000 5,019,583
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.24%, 07/20/34
(a) (b)
..... 1,000 1,004,100
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 10/20/34
(a) (b)
..... 750 752,783
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.73%, 07/15/34
(a) (b)
......... 1,000 1,000,362
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.68%, 10/23/34
(a) (b)
..... 1,000 1,001,460
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.28%, 01/29/32
(a) (b)
......... 1,000 1,002,121
TCW CLO Ltd., Series 2021-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.44%, 03/18/34
(a) (b)
.......... 500 500,233
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.06%, 01/15/34
(a) (b)
.......... 1,000 1,002,705
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.82%, 04/25/37
(a) (b)
.......... 1,455 1,458,193
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.82%, 04/20/33
(a) (b)
.......... 1,200 1,201,082
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.70%,
07/23/37 ..................... 1,000 1,001,705
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.08%,
07/23/37 ..................... 1,000 1,004,049
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.59%,
07/18/37
(a) (b)
..................... 1,000 1,001,723
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.78%, 10/15/34
(a) (b)
......... 2,000 2,000,347
Total Asset-Backed Securities — 16 .4%
(Cost: $ 127,563,712 ) .............................. 128,552,079
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc .................... 57,608 956,412
General Electric Co. .................. 8,443 1,592,181
2,548,593
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA ....... 105,891 1,143,864
Bank Rakyat Indonesia Persero Tbk. PT .... 2,281,300 746,127
Citizens Financial Group, Inc. ........... 33,679 1,383,197

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. .................... 6,267 $ 1,116,278
4,389,466
Beverages — 0.4%
Coca-Cola Co. (The) ................. 24,699 1,774,870
Diageo plc ........................ 36,189 1,264,079
3,038,949
Biotechnology — 0.2%
AbbVie, Inc. ....................... 8,913 1,760,139
Building Products — 0.2%
Allegion plc ........................ 10,487 1,528,375
Carrier Global Corp. .................. 270 21,732
Johnson Controls International plc ........ 232 18,006
1,568,113
Capital Markets — 0.5%
Charles Schwab Corp. (The) ............ 12,042 780,442
Intercontinental Exchange, Inc. .......... 8,830 1,418,451
Moody's Corp. ...................... 2,343 1,111,964
MSCI, Inc. ........................ 274 159,723
State Street Corp. ................... 1,837 162,520
3,633,100
Chemicals — 0.2%
Air Liquide SA ...................... 7,434 1,435,581
Ecolab, Inc. ....................... 51 13,022
Sherwin-Williams Co. (The) ............. 456 174,042
1,622,645
Commercial Services & Supplies — 0.1%
Cintas Corp. ....................... 719 148,027
Republic Services, Inc. ................ 3,370 676,831
Waste Management, Inc. ............... 348 72,245
897,103
Communications Equipment — 0.0%
Cisco Systems, Inc. .................. 2,242 119,319
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 25 10,763
MasTec, Inc.
(c)
...................... 54 6,648
Quanta Services, Inc. ................. 53 15,802
33,213
Consumer Finance — 0.0%
Capital One Financial Corp. ............. 1,107 165,751
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp. ............... 242 214,538
Walmart, Inc. ....................... 2,683 216,652
431,190
Containers & Packaging — 0.1%
Amcor plc ......................... 13,612 154,224
Avery Dennison Corp. ................. 697 153,870
Ball Corp. ......................... 1,646 111,780
419,874
Distributors — 0.0%
LKQ Corp. ........................ 1,405 56,088
Diversified REITs — 0.1%
Cromwell European REIT
(d)
............. 31,300 55,956
Essential Properties Realty Trust, Inc. ...... 3,574 122,052
LondonMetric Property plc .............. 98,647 271,219
Merlin Properties Socimi SA ............ 14,965 189,695
638,922
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (d)
................ 5,540 $ 224,607
Koninklijke KPN NV .................. 262,826 1,073,456
TELUS Corp. ...................... 82,605 1,385,861
2,683,924
Electric Utilities — 0.0%
American Electric Power Co., Inc. ......... 217 22,264
Duke Energy Corp. .................. 268 30,900
Entergy Corp. ...................... 116 15,267
Evergy, Inc. ........................ 173 10,728
FirstEnergy Corp. ................... 321 14,236
NextEra Energy, Inc. ................. 590 49,873
PG&E Corp. ....................... 967 19,118
Pinnacle West Capital Corp. ............ 96 8,505
PPL Corp. ........................ 417 13,794
Southern Co. (The) .................. 370 33,367
Xcel Energy, Inc. .................... 265 17,304
235,356
Electrical Equipment — 0.4%
AMETEK, Inc. ...................... 6,411 1,100,833
Eaton Corp. plc ..................... 101 33,475
Emerson Electric Co. ................. 187 20,452
GE Vernova, Inc.
(c)
................... 81 20,653
Generac Holdings, Inc.
(c)
............... 40 6,355
Hubbell, Inc. ....................... 3,659 1,567,333
nVent Electric plc .................... 115 8,080
Vertiv Holdings Co. , Class A ............ 140 13,929
2,771,110
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp. , Class A .............. 2,202 143,482
Jabil, Inc. ......................... 1,183 141,759
285,241
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 45,930 1,660,370
Schlumberger NV ................... 973 40,817
1,701,187
Financial Services — 0.1%
Jack Henry & Associates, Inc. ........... 883 155,885
Mastercard, Inc. , Class A ............... 1,476 728,849
Travelport Finance SARL
(c) (e)
............ 30 78,467
963,201
Food Products — 0.3%
Mondelez International, Inc. , Class A ....... 29,469 2,170,981
Ground Transportation — 0.2%
SIRVA, Inc.
(c) (e)
...................... 58 290
Union Pacific Corp. .................. 5,644 1,391,133
1,391,423
Health Care Equipment & Supplies — 0.0%
ResMed, Inc. ...................... 374 91,301
Health Care Providers & Services — 0.4%
Cardinal Health, Inc. .................. 1,116 123,340
Cencora, Inc. ...................... 668 150,353
Elevance Health, Inc. ................. 128 66,560
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 21,657 )
(c) (f)
.................. 2,678 27,784
HCA Healthcare, Inc. ................. 339 137,780
McKesson Corp. .................... 293 144,865
UnitedHealth Group, Inc. ............... 3,403 1,989,666
Universal Health Services, Inc. , Class B .... 649 148,628
2,788,976

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 1,308 $ 155,325
Assura plc ........................ 547,906 310,919
Healthpeak Properties, Inc. ............. 21,166 484,066
Omega Healthcare Investors, Inc. ......... 4,608 187,546
Target Healthcare REIT plc ............. 39,259 47,173
Welltower, Inc. ...................... 1,573 201,391
1,386,420
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 370 159,152
Household Durables — 0.1%
Taylor Wimpey plc ................... 543,732 1,196,038
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 648 12,999
Industrial REITs — 0.2%
EastGroup Properties, Inc. ............. 907 169,446
ESR Kendall Square REIT Co. Ltd. ........ 6,840 26,105
Goodman Group .................... 5,853 149,304
Lineage, Inc. ....................... 2,982 233,729
Prologis, Inc. ....................... 2,220 280,342
Rexford Industrial Realty, Inc. ........... 3,388 170,450
Segro plc ......................... 7,875 92,299
STAG Industrial, Inc. ................. 4,417 172,660
Warehouses De Pauw CVA ............. 8,332 222,338
1,516,673
Insurance — 0.3%
Assurant, Inc. ...................... 3,649 725,640
Brown & Brown, Inc. .................. 1,498 155,193
Globe Life, Inc. ..................... 1,477 156,429
Hartford Financial Services Group, Inc. (The) . 1,375 161,714
Zurich Insurance Group AG ............. 1,895 1,144,883
2,343,859
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................ 10,865 1,801,960
Meta Platforms, Inc. , Class A ............ 3,216 1,840,967
3,642,927
IT Services — 0.3%
Accenture plc , Class A ................ 6,292 2,224,096
Cognizant Technology Solutions Corp. , Class A 2,052 158,374
NEXTDC Ltd.
(c)
..................... 5,376 64,831
SUNeVision Holdings Ltd. .............. 331,000 161,472
2,608,773
Machinery — 0.3%
Caterpillar, Inc. ..................... 113 44,197
Cummins, Inc. ...................... 52 16,837
Otis Worldwide Corp. ................. 20,359 2,116,114
2,177,148
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(c) (e) (f)
........... 771 50,886
Omnicom Group, Inc. ................. 1,429 147,744
198,630
Metals & Mining — 0.0%
Freeport-McMoRan, Inc. ............... 278 13,878
Southern Copper Corp. ................ 141 16,309
30,187
Multi-Utilities — 0.1%
CMS Energy Corp. ................... 15,615 1,102,887
Dominion Energy, Inc. ................. 354 20,458
Security
Shares
Shares Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ...... 227 $ 20,251
Sempra .......................... 265 22,162
1,165,758
Office REITs — 0.0%
BXP, Inc. ......................... 4,221 339,622
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Corp.
(c)
.............. 191 5,472
Chesapeake Energy Corp. ............. 88 7,238
Coterra Energy, Inc. .................. 372 8,909
EQT Corp. ........................ 278 10,186
Kinder Morgan, Inc. .................. 1,158 25,580
Range Resources Corp. ............... 156 4,799
Shell plc .......................... 41,840 1,382,159
Southwestern Energy Co.
(c)
............. 781 5,553
TC Energy Corp. .................... 516 24,536
Williams Cos., Inc. (The) ............... 23,813 1,087,064
2,561,496
Pharmaceuticals — 0.8%
AstraZeneca plc .................... 12,925 2,013,540
Novo Nordisk A/S , Class B ............. 16,267 1,929,453
Sanofi SA ......................... 13,012 1,498,193
Zoetis, Inc. , Class A .................. 3,965 774,682
6,215,868
Professional Services — 0.3%
Leidos Holdings, Inc. ................. 991 161,533
NMG, Inc.
(c)
........................ 265 31,535
Paychex, Inc. ...................... 1,004 134,727
RELX plc ......................... 38,463 1,811,831
2,139,626
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 67,000 291,690
VGP NV .......................... 894 91,556
Vonovia SE ........................ 4,931 180,014
Wharf Real Estate Investment Co. Ltd. ..... 43,000 150,170
713,430
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 982 221,195
Mid-America Apartment Communities, Inc. ... 1,412 224,367
Sun Communities, Inc. ................ 2,872 388,151
UNITE Group plc (The) ................ 14,411 181,495
1,015,208
Retail REITs — 0.1%
Link REIT ......................... 66,100 329,526
Region RE Ltd.
(g)
.................... 56,220 88,528
418,054
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc. ................ 7,333 1,481,633
Lam Research Corp. ................. 203 165,664
Monolithic Power Systems, Inc. .......... 20 18,490
QUALCOMM, Inc. ................... 184 31,289
Taiwan Semiconductor Manufacturing Co. Ltd. 75,000 2,261,561
Texas Instruments, Inc. ................ 10,215 2,110,113
6,068,750
Software — 0.9%
Microsoft Corp. ..................... 9,997 4,301,709
Oracle Corp. ....................... 7,339 1,250,565
Salesforce, Inc. ..................... 4,915 1,345,285
6,897,559

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.3%
American Tower Corp. ................ 913 $ 212,327
Crown Castle, Inc. ................... 1,712 203,095
Digital Realty Trust, Inc. ............... 908 146,942
EPR Properties ..................... 6,634 325,331
Equinix, Inc. ....................... 700 621,341
Extra Space Storage, Inc. .............. 1,375 247,761
Iron Mountain, Inc. ................... 164 19,488
SBA Communications Corp. ............ 1,298 312,429
VICI Properties, Inc. .................. 13,011 433,396
2,522,110
Specialty Retail — 0.3%
Home Depot, Inc. (The) ............... 4,368 1,769,914
Lowe's Cos., Inc. .................... 458 124,049
Tractor Supply Co. ................... 435 126,554
2,020,517
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ........................ 9,704 2,261,032
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,332 1,788,355
Tobacco — 0.2%
Philip Morris International, Inc. ........... 11,676 1,417,466
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 2,340 167,123
Total Common Stocks — 11 .4%
(Cost: $ 77,549,025 ) ............................... 89,389,945
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.2%
Boeing Co. (The)
2.85% , 10/30/24 .................. USD 375 374,208
2.20% , 02/04/26 .................. 2,088 2,010,721
2.70% , 02/01/27 .................. 450 426,853
6.26% , 05/01/27
(b)
................. 1,099 1,135,177
6.30% , 05/01/29
(b)
................. 383 402,949
5.15% , 05/01/30 .................. 1,393 1,396,347
3.63% , 02/01/31 .................. 505 462,633
6.39% , 05/01/31
(b)
................. 222 236,061
L3Harris Technologies, Inc.
3.85% , 12/15/26 .................. 100 99,321
4.40% , 06/15/28 .................. 338 339,416
5.05% , 06/01/29 .................. 238 245,137
2.90% , 12/15/29 .................. 42 39,142
5.40% , 07/31/33 .................. 365 381,260
5.35% , 06/01/34 .................. 80 83,226
4.85% , 04/27/35 .................. 46 46,092
Lockheed Martin Corp.
4.75% , 02/15/34 .................. 22 22,565
4.80% , 08/15/34 .................. 55 56,382
3.60% , 03/01/35 .................. 28 26,063
4.50% , 05/15/36 .................. 17 16,979
Series B , 6.15% , 09/01/36 ............ 23 26,370
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 115 111,751
4.60% , 02/01/29 .................. 115 116,711
RTX Corp.
4.13% , 11/16/28 .................. 287 286,278
5.75% , 01/15/29 .................. 205 217,122
2.25% , 07/01/30 .................. 40 35,917
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.10% , 03/15/34 .................. USD 305 $ 336,713
TransDigm, Inc.
(b)
6.38% , 03/01/29 .................. 195 201,185
6.63% , 03/01/32 .................. 201 209,310
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(c) (h)
......................... 92 37,720
9,379,609
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 105 92,907
Automobile Components — 0.0%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(a)
..................... 255 257,680
Automobiles — 0.3%
General Motors Co., 6.13%, 10/01/25 ..... 45 45,427
Hyundai Capital America
(b)
1.80% , 10/15/25 .................. 63 61,211
6.25% , 11/03/25 .................. 480 488,839
5.30% , 01/08/29 .................. 105 107,869
6.50% , 01/16/29 .................. 93 99,767
5.80% , 04/01/30 .................. 21 22,119
5.70% , 06/26/30 .................. 203 213,292
6.20% , 09/21/30 .................. 121 130,498
Nissan Motor Acceptance Co. LLC
(b)
2.00% , 03/09/26 .................. 400 381,927
1.85% , 09/16/26 .................. 228 213,680
2.75% , 03/09/28 .................. 60 54,940
2.45% , 09/15/28 .................. 30 26,778
7.05% , 09/15/28 .................. 19 20,128
Volkswagen Group of America Finance LLC
(b)
5.40% , 03/20/26 .................. 200 202,219
4.90% , 08/14/26 .................. 200 201,181
2,269,875
Banks — 4.3%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 625 642,533
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%), 3.37% ,
01/23/26 ..................... 318 316,225
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 373 363,812
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 66 63,692
(1-day SOFR + 1.29%), 5.08% , 01/20/27 . 550 554,471
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 1,003 990,503
(1-day SOFR + 0.96%), 1.73% , 07/22/27 . 416 397,150
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 1,888 1,813,959
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 1,056 1,036,550
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 1,000 972,802
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 312 288,118
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a) (b)
.......... 330 334,452
Barclays plc
3.65% , 03/16/25 .................. 200 198,845
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
200 203,804
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
251 257,876
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(a)
590 594,963
BNP Paribas SA, (1-day SOFR + 1.00%),
1.32%, 01/13/27
(a) (b)
............... 226 216,513
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11% , 04/08/26 . 199 197,039
(1-day SOFR + 0.77%), 1.12% , 01/28/27 . 107 102,367

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . USD 61 $ 56,767
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 145 132,106
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 147 132,287
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 53 46,583
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 54 50,585
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 673 702,845
HSBC Holdings plc
(a)
(1-day SOFR + 1.43%), 3.00% , 03/10/26 . 200 198,135
(1-day SOFR + 1.54%), 1.65% , 04/18/26 . 254 249,304
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 655 672,775
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 465 478,051
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
... 200 201,552
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27 ..................... 95 90,825
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 1,044 988,862
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 71 72,238
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 167 165,218
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 76 70,314
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ..................... 1,903 1,895,919
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 1,230 1,311,219
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 489 501,520
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 50 52,480
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 1,000 1,028,226
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 478 498,522
KeyBank NA
5.85% , 11/15/27 .................. 543 563,048
4.90% , 08/08/32 .................. 250 243,359
KeyCorp
2.55% , 10/01/29 .................. 381 345,224
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
948 1,030,721
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ..................... 200 189,658
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ..................... 200 191,388
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 665 675,029
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 601 619,945
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 1,000 1,020,292
National Australia Bank Ltd., 3.91%, 06/09/27 250 249,706
NatWest Group plc
4.80% , 04/05/26 .................. 200 200,914
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28
(a)
.................... 573 587,778
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 . 156 158,238
(SOFR Index + 1.73%), 6.62% , 10/20/27 . 103 107,642
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 156 159,641
(1-day SOFR + 1.84%), 5.58% , 06/12/29 . 281 292,487
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 195 206,723
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 315 328,483
Royal Bank of Canada, 6.00%, 11/01/27 .... 27 28,495
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. 420 425,946
5.52% , 01/13/28 .................. 213 220,892
3.54% , 01/17/28 .................. 138 134,904
5.32% , 07/09/29 .................. 237 246,621
5.56% , 07/09/34 .................. 485 514,731
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
5.16% , 01/10/28 .................. USD 171 $ 176,127
5.52% , 07/17/28 .................. 50 52,306
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 467 479,208
(1-day SOFR + 2.45%), 7.16% , 10/30/29 . 223 244,436
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 211 218,398
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 227 239,141
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 578 582,558
(1-day SOFR + 2.02%), 5.78% , 06/12/29 . 378 396,157
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 115 119,428
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 454 484,747
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 197 208,820
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91% , 04/25/26 . 615 611,103
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 275 270,522
(1-day SOFR + 1.51%), 3.53% , 03/24/28 . 142 139,311
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 250 245,152
(1-day SOFR + 2.10%), 2.39% , 06/02/28 . 158 150,229
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 490 509,798
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 18 19,259
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 330 340,203
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 353 394,467
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 200 209,658
33,974,900
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 36 36,145
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 32 32,129
Anheuser-Busch InBev Worldwide, Inc.
5.00% , 06/15/34 .................. 33 34,392
5.88% , 06/15/35 .................. 33 36,456
Coca-Cola Co. (The), 4.65%, 08/14/34 ..... 457 468,008
Keurig Dr Pepper, Inc.
5.10% , 03/15/27 .................. 6 6,136
Series 10 , 5.20% , 03/15/31 ........... 96 100,228
5.30% , 03/15/34 .................. 44 46,028
759,522
Biotechnology — 0.5%
AbbVie, Inc.
4.80% , 03/15/29 .................. 953 980,786
3.20% , 11/21/29 .................. 681 651,242
Amgen, Inc.
5.15% , 03/02/28 .................. 727 748,599
4.05% , 08/18/29 .................. 50 49,649
4.20% , 03/01/33 .................. 20 19,426
5.25% , 03/02/33 .................. 357 371,664
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. 235 233,103
5.25% , 10/15/33 .................. 68 71,720
4.60% , 09/01/35 .................. 192 192,479
4.00% , 09/01/36 .................. 244 229,390
3,548,058
Building Products — 0.0%
Carrier Global Corp., 5.90%, 03/15/34 ..... 65 70,942
Capital Markets — 1.4%
Blackstone Private Credit Fund, 4.95%,
09/26/27
(b)
..................... 467 462,819
Blue Owl Credit Income Corp., 6.60%,
09/15/29
(b)
..................... 125 128,234

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
4.50% , 04/01/25 .................. USD 200 $ 199,174
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
240 228,776
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
440 449,516
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
175 185,261
5.41% , 05/10/29 .................. 655 680,516
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
843 907,460
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
215 231,571
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
402 405,543
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
560 535,649
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
150 142,157
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
390 392,061
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 75 73,530
2.60% , 02/07/30 .................. 29 26,625
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
773 812,386
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
35 29,940
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
106 93,674
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
20 17,345
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
85 74,678
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
31 27,892
6.45% , 05/01/36 .................. 8 8,986
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 73 70,978
3.63% , 09/01/28 .................. 305 297,863
4.35% , 06/15/29 .................. 45 45,352
1.85% , 09/15/32 .................. 163 134,649
4.60% , 03/15/33 .................. 11 11,088
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (e) (h)
................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 419 400,936
(1-day SOFR + 1.00%), 2.48% , 01/21/28 . 45 43,215
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 98 96,386
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5 5,139
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 140 145,474
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 438 451,511
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 500 525,958
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 455 467,570
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 35 29,696
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 39 33,576
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 70 62,527
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 100 83,675
Nasdaq, Inc.
5.35% , 06/28/28 .................. 169 175,571
5.55% , 02/15/34 .................. 56 59,077
S&P Global, Inc.
2.50% , 12/01/29 .................. 57 52,623
2.90% , 03/01/32 .................. 33 30,013
5.25% , 09/15/33 .................. 57 60,429
UBS AG
2.95% , 04/09/25 .................. 400 396,028
7.50% , 02/15/28 .................. 265 291,073
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.05%), 4.70%, 08/05/27
(a) (b)
.......... 700 701,814
10,786,014
Chemicals — 0.3%
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 1,258 1,282,018
Eastman Chemical Co.
5.00% , 08/01/29 .................. 95 97,257
5.75% , 03/08/33 .................. 254 268,467
5.63% , 02/20/34 .................. 135 140,957
Security
Par (000)
Par (000) Value
Chemicals (continued)
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 5 $ 5,055
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
.... 130 139,747
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 17 16,660
Nutrien Ltd., 5.20%, 06/21/27 .......... 180 184,595
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 99 97,355
4.55% , 03/01/28 .................. 86 87,141
2,319,252
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 91 88,594
Republic Services, Inc.
4.88% , 04/01/29 .................. 136 139,801
2.30% , 03/01/30 .................. 228 206,831
Waste Management, Inc., 1.15%, 03/15/28 .. 23 20,895
456,121
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.00% , 04/15/29 .................. 355 364,176
2.75% , 05/24/31 .................. 519 464,288
5.40% , 04/15/34 .................. 209 218,116
1,046,580
Consumer Finance — 0.5%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 250 240,074
Ally Financial, Inc., 5.75%, 11/20/25 ...... 252 253,089
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 225 229,889
(1-day SOFR + 1.42%), 5.28% , 07/26/35 . 220 229,065
Capital One Financial Corp., (1-day SOFR +
1.29%), 2.64%, 03/03/26
(a)
........... 62 61,312
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 455 446,313
5.80% , 03/05/27 .................. 620 631,330
7.35% , 11/04/27 .................. 400 424,728
6.80% , 05/12/28 .................. 551 577,259
5.11% , 05/03/29 .................. 200 198,116
General Motors Financial Co., Inc.
1.25% , 01/08/26 .................. 40 38,381
5.40% , 04/06/26 .................. 393 397,752
4.35% , 01/17/27 .................. 196 195,572
5.40% , 05/08/27 .................. 145 148,068
Synchrony Financial
4.88% , 06/13/25 .................. 3 2,994
4.50% , 07/23/25 .................. 72 71,583
Toyota Motor Credit Corp., 1.65%, 01/10/31 .. 53 45,460
4,190,985
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 517 493,408
Kroger Co. (The)
4.70% , 08/15/26 .................. 145 145,939
4.60% , 08/15/27 .................. 180 181,547
820,894
Containers & Packaging — 0.3%
Berry Global, Inc.
1.57% , 01/15/26 .................. 855 822,740
5.80% , 06/15/31
(b)
................. 551 573,321
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,901
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
200 208,441
Sonoco Products Co., 2.25%, 02/01/27 .... 135 128,686
WRKCo, Inc.
4.65% , 03/15/26 .................. 443 443,266
4.00% , 03/15/28 .................. 39 38,523

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.90% , 03/15/29 .................. USD 32 $ 32,585
2,257,463
Diversified REITs — 0.2%
GLP Capital LP
5.75% , 06/01/28 .................. 6 6,159
5.30% , 01/15/29 .................. 648 659,008
VICI Properties LP
4.38% , 05/15/25 .................. 30 29,834
4.63% , 06/15/25
(b)
................. 12 11,927
4.75% , 02/15/28 .................. 200 200,773
3.88% , 02/15/29
(b)
................. 55 52,675
4.13% , 08/15/30
(b)
................. 740 702,727
5.13% , 05/15/32 .................. 190 190,772
1,853,875
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
4.35% , 03/01/29 .................. 300 301,815
5.40% , 02/15/34 .................. 949 995,759
4.50% , 05/15/35 .................. 50 48,689
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. 26 28,709
Sprint Capital Corp., 6.88%, 11/15/28 ...... 621 678,018
2,052,990
Electric Utilities — 1.9%
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 412 415,263
Baltimore Gas & Electric Co., 2.25%, 06/15/31 14 12,302
Duke Energy Carolinas LLC
2.55% , 04/15/31 .................. 101 90,787
2.85% , 03/15/32 .................. 48 43,322
4.95% , 01/15/33 .................. 24 24,741
4.85% , 01/15/34 .................. 56 57,277
Duke Energy Corp.
2.65% , 09/01/26 .................. 711 691,360
2.45% , 06/01/30 .................. 55 49,615
2.55% , 06/15/31 .................. 147 129,952
Duke Energy Florida LLC
3.80% , 07/15/28 .................. 31 30,726
2.50% , 12/01/29 .................. 27 24,991
1.75% , 06/15/30 .................. 189 165,114
Duke Energy Progress LLC, 3.40%, 04/01/32 . 180 168,126
Edison International
4.70% , 08/15/25 .................. 390 389,041
5.75% , 06/15/27 .................. 100 103,198
5.25% , 11/15/28 .................. 253 259,942
5.45% , 06/15/29 .................. 575 597,174
6.95% , 11/15/29 .................. 201 221,547
Eversource Energy
4.75% , 05/15/26 .................. 9 9,051
5.45% , 03/01/28 .................. 436 452,020
Exelon Corp.
2.75% , 03/15/27 .................. 40 38,708
5.15% , 03/15/28 .................. 200 205,515
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(i)
........... 685 677,885
2.65% , 03/01/30 .................. 324 295,632
FirstEnergy Transmission LLC
(b)
4.55% , 01/15/30 .................. 120 121,055
5.00% , 01/15/35 .................. 153 155,345
Florida Power & Light Co.
5.10% , 04/01/33 .................. 18 18,830
4.80% , 05/15/33 .................. 81 82,914
5.30% , 06/15/34 .................. 81 85,918
4.95% , 06/01/35 .................. 22 22,683
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Georgia Power Co.
5.00% , 02/23/27 .................. USD 125 $ 127,747
4.70% , 05/15/32 .................. 216 220,050
4.95% , 05/17/33 .................. 67 68,875
5.25% , 03/15/34 .................. 28 29,355
Interstate Power & Light Co., 4.95%, 09/30/34 182 184,753
MidAmerican Energy Co., 5.75%, 11/01/35 .. 21 22,884
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 20 18,994
3.55% , 05/01/27 .................. 300 295,870
4.63% , 07/15/27 .................. 25 25,374
2.75% , 11/01/29 .................. 37 34,510
5.00% , 02/28/30 .................. 57 58,942
2.44% , 01/15/32 .................. 50 43,377
5.05% , 02/28/33 .................. 57 58,678
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
.................... 581 626,953
NRG Energy, Inc., 2.45%, 12/02/27
(b)
...... 256 239,840
Ohio Power Co.
5.00% , 06/01/33 .................. 177 180,072
5.65% , 06/01/34 .................. 25 26,425
Series F , 5.85% , 10/01/35 ............ 9 9,606
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. 14 13,839
3.15% , 01/01/26 .................. 350 343,380
3.30% , 12/01/27 .................. 10 9,651
3.30% , 12/01/27 .................. 140 135,113
3.00% , 06/15/28 .................. 150 142,582
6.10% , 01/15/29 .................. 237 250,223
4.55% , 07/01/30 .................. 707 701,538
PECO Energy Co., 4.90%, 06/15/33 ...... 83 85,159
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55
(a)
................ 115 120,620
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 85 87,519
Public Service Electric & Gas Co., 4.90%,
12/15/32 ...................... 383 396,270
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 .......... 154 147,634
4.40% , 09/06/26 .................. 335 337,557
4.88% , 02/01/27 .................. 468 475,199
Series G , 2.50% , 06/01/31 ........... 337 297,996
5.95% , 11/01/32 .................. 40 43,533
6.00% , 01/15/34 .................. 277 304,185
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 ......... 150 137,618
4.85% , 06/15/28 .................. 114 116,731
5.50% , 03/15/29 .................. 153 160,486
5.20% , 06/15/33 .................. 94 97,406
4.85% , 03/15/35 .................. 349 351,813
4.25% , 07/01/36 .................. 116 110,047
Tampa Electric Co., 2.40%, 03/15/31 ...... 9 7,909
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ 111 110,144
Series A , 3.80% , 04/01/28 ............ 90 89,149
2.30% , 11/15/31 .................. 67 58,453
5.05% , 08/15/34 .................. 150 153,980
Vistra Operations Co. LLC
(b)
5.13% , 05/13/25 .................. 723 721,465
6.88% , 04/15/32 .................. 71 74,687
6.00% , 04/15/34 .................. 170 181,673
Wisconsin Electric Power Co.
4.60% , 10/01/34 .................. 455 456,098

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.70% , 12/01/36 .................. USD 165 $ 180,945
14,812,941
Entertainment — 0.0%
Netflix, Inc., 5.88%, 11/15/28 ........... 180 191,820
Financial Services — 0.4%
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 213 203,601
5.10% , 07/15/32 .................. 259 268,525
Fiserv, Inc.
3.20% , 07/01/26 .................. 147 144,296
2.25% , 06/01/27 .................. 106 100,856
3.50% , 07/01/29 .................. 123 118,835
5.63% , 08/21/33 .................. 47 49,785
5.45% , 03/15/34 .................. 52 54,348
5.15% , 08/12/34 .................. 80 82,031
Global Payments, Inc.
1.20% , 03/01/26 .................. 204 194,963
4.80% , 04/01/26 .................. 186 186,396
2.15% , 01/15/27 .................. 197 187,763
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 250 255,621
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (j)
.................... 926 872,644
2,719,664
Food Products — 0.0%
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 265 263,110
Gas Utilities — 0.0%
Atmos Energy Corp.
1.50% , 01/15/31 .................. 26 22,023
5.90% , 11/15/33 .................. 22 24,176
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ...................... 18 18,586
Southern California Gas Co., 2.95%, 04/15/27 96 93,434
158,219
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... 44 43,284
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 61 58,920
Norfolk Southern Corp.
2.90% , 06/15/26 .................. 20 19,591
3.80% , 08/01/28 .................. 30 29,711
2.30% , 05/15/31 .................. 16 14,173
Penske Truck Leasing Co. LP
(b)
4.45% , 01/29/26 .................. 100 99,797
5.75% , 05/24/26 .................. 275 279,982
5.88% , 11/15/27 .................. 25 26,039
5.70% , 02/01/28 .................. 241 249,571
5.35% , 03/30/29 .................. 111 114,629
5.25% , 07/01/29 .................. 175 180,215
Ryder System, Inc.
2.85% , 03/01/27 .................. 135 130,535
6.60% , 12/01/33 .................. 162 180,768
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
..................... 200 189,611
Uber Technologies, Inc.
4.30% , 01/15/30 .................. 696 693,530
4.80% , 09/15/34 .................. 75 74,896
Union Pacific Corp.
2.40% , 02/05/30 .................. 24 22,017
2.80% , 02/14/32 .................. 28 25,475
4.50% , 01/20/33 .................. 12 12,130
2.89% , 04/06/36 .................. 12 10,325
2,455,199
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.
1.92% , 02/01/27 .................. USD 37 $ 35,037
1.73% , 04/01/31 .................. 7 5,890
2.54% , 02/01/32 .................. 104 90,199
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 153 151,082
4.87% , 02/08/29 .................. 583 595,655
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 61 61,515
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 339 346,002
5.40% , 03/01/29 .................. 967 994,862
5.45% , 03/13/31 .................. 881 908,210
5.60% , 03/23/34 .................. 513 531,256
3,719,708
Health Care Providers & Services — 0.9%
Ascension Health, Series B, 2.53%, 11/15/29 . 16 14,857
Banner Health, 1.90%, 01/01/31 ......... 128 110,986
Centene Corp.
3.00% , 10/15/30 .................. 71 63,561
2.50% , 03/01/31 .................. 31 26,646
2.63% , 08/01/31 .................. 453 388,435
CommonSpirit Health
6.07% , 11/01/27 .................. 124 130,270
2.78% , 10/01/30 .................. 161 146,470
CVS Health Corp.
5.40% , 06/01/29 .................. 189 196,056
5.25% , 02/21/33 .................. 8 8,174
4.88% , 07/20/35 .................. 9 8,811
Elevance Health, Inc.
4.10% , 03/01/28 .................. 200 199,244
5.15% , 06/15/29 .................. 210 217,890
2.55% , 03/15/31 .................. 25 22,378
4.10% , 05/15/32 .................. 56 54,657
5.50% , 10/15/32 .................. 25 26,567
4.75% , 02/15/33 .................. 54 54,620
5.38% , 06/15/34 .................. 506 531,911
5.85% , 01/15/36 .................. 17 18,395
HCA, Inc.
5.38% , 02/01/25 .................. 62 62,020
3.13% , 03/15/27 .................. 465 451,962
3.50% , 09/01/30 .................. 356 335,486
5.45% , 04/01/31 .................. 605 630,351
3.63% , 03/15/32 .................. 38 35,139
5.45% , 09/15/34 .................. 51 52,476
Humana, Inc.
5.38% , 04/15/31 .................. 389 402,920
5.88% , 03/01/33 .................. 63 66,881
5.95% , 03/15/34 .................. 34 36,386
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 90 87,747
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 30 29,333
Series 20A , 2.29% , 08/15/30 .......... 70 62,687
5.16% , 08/15/33 .................. 40 41,423
UnitedHealth Group, Inc.
4.70% , 04/15/29 .................. 195 199,990
4.00% , 05/15/29 .................. 6 5,985
4.80% , 01/15/30 .................. 329 338,974
4.90% , 04/15/31 .................. 633 654,858
4.95% , 01/15/32 .................. 511 528,505
5.00% , 04/15/34 .................. 351 362,414
5.15% , 07/15/34 .................. 574 599,078
7,204,543

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/27 .................. USD 350 $ 346,246
3.95% , 01/15/28 .................. 62 61,151
4.50% , 07/30/29 .................. 389 388,471
4.90% , 12/15/30 .................. 280 285,761
DOC DR LLC, 4.30%, 03/15/27 ......... 358 357,630
Healthpeak OP LLC
1.35% , 02/01/27 .................. 262 245,051
5.25% , 12/15/32 .................. 67 69,018
Ventas Realty LP, 5.63%, 07/01/34 ....... 470 494,607
Welltower OP LLC
4.00% , 06/01/25 .................. 24 23,857
4.25% , 04/01/26 .................. 69 68,898
3.85% , 06/15/32 .................. 307 292,170
2,632,860
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc., 3.80%, 02/15/28 ..... 35 34,344
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
..................... 43 44,276
Royal Caribbean Cruises Ltd., 6.25%,
03/15/32
(b)
..................... 337 349,583
428,203
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38% , 01/15/26 .................. 385 369,458
2.45% , 01/15/31 .................. 196 169,748
539,206
Industrial Conglomerates — 0.1%
3M Co., 2.38%, 08/26/29 ............. 614 564,760
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 .................. 56 57,463
2.88% , 11/15/29 .................. 45 42,287
4.75% , 06/15/33 .................. 27 27,365
5.13% , 01/15/34 .................. 56 57,899
5.00% , 03/15/34 .................. 73 74,857
259,871
Insurance — 0.4%
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 586 598,935
Aon Corp.
2.85% , 05/28/27 .................. 212 205,726
2.05% , 08/23/31 .................. 9 7,695
2.60% , 12/02/31 .................. 318 281,000
5.35% , 02/28/33 .................. 84 87,756
Aon North America, Inc.
5.15% , 03/01/29 .................. 861 889,388
5.30% , 03/01/31 .................. 224 233,692
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 .................. 28 25,053
5.88% , 08/01/33 .................. 21 23,036
5.15% , 03/15/34 .................. 21 21,984
Met Tower Global Funding, 5.25%, 04/12/29
(b)
758 792,167
3,166,432
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.30% , 08/15/29 .................. 558 566,602
3.85% , 08/15/32 .................. 106 103,044
4.75% , 08/15/34 .................. 836 853,301
1,522,947
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 .................. 19 19,786
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
5.09% , 08/10/33 .................. USD 25 $ 26,153
5.20% , 01/31/34 .................. 24 25,336
71,275
Machinery — 0.2%
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. 300 302,584
5.00% , 01/15/27 .................. 155 157,332
5.13% , 09/25/27 .................. 150 153,383
Ingersoll Rand, Inc.
5.18% , 06/15/29 .................. 310 320,684
5.45% , 06/15/34 .................. 433 455,638
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 46 43,980
5.25% , 08/16/28 .................. 22 22,797
2.57% , 02/15/30 .................. 35 32,068
1,488,466
Media — 0.2%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 204 203,666
6.15% , 11/10/26 .................. 25 25,695
2.25% , 01/15/29 .................. 300 267,107
6.10% , 06/01/29 .................. 46 47,613
2.80% , 04/01/31 .................. 30 25,672
Comcast Corp.
3.55% , 05/01/28 .................. 50 49,068
4.55% , 01/15/29 .................. 35 35,610
2.65% , 02/01/30 .................. 29 26,836
3.40% , 04/01/30 .................. 83 79,627
4.25% , 10/15/30 .................. 60 59,898
1.95% , 01/15/31 .................. 62 53,831
1.50% , 02/15/31 .................. 37 31,219
5.50% , 11/15/32 .................. 84 89,933
Cox Communications, Inc., 5.45%, 09/01/34
(b)
508 514,424
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 8 9,260
Interpublic Group of Cos., Inc. (The)
4.75% , 03/30/30 .................. 26 26,407
2.40% , 03/01/31 .................. 160 139,986
Paramount Global
3.70% , 06/01/28 .................. 31 29,414
4.20% , 05/19/32 .................. 125 110,846
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 47 40,097
1,866,209
Metals & Mining — 0.3%
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 19 19,705
Glencore Canada Corp., 6.20%, 06/15/35 ... 73 79,219
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 250 247,661
6.50% , 10/06/33 .................. 97 107,009
5.63% , 04/04/34 .................. 586 611,559
Newmont Corp., 2.25%, 10/01/30 ........ 29 25,980
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 354 365,353
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 306 291,006
6.13% , 06/12/33 .................. 203 214,165
1,961,657
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(i)
..................... 459 464,547
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 177 149,694
Consumers Energy Co.
4.90% , 02/15/29 .................. 259 267,160
4.60% , 05/30/29 .................. 110 112,224

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
4.70% , 01/15/30 .................. USD 270 $ 276,703
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 38 36,016
5.38% , 11/15/32 .................. 25 26,162
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
............... 80 87,346
NiSource, Inc.
5.25% , 03/30/28 .................. 390 401,732
5.40% , 06/30/33 .................. 45 46,825
5.35% , 04/01/34 .................. 106 110,050
San Diego Gas & Electric Co., 4.95%, 08/15/28 558 573,367
Sempra
5.40% , 08/01/26 .................. 102 103,900
3.25% , 06/15/27 .................. 233 227,135
3.40% , 02/01/28 .................. 117 113,454
3.70% , 04/01/29 .................. 151 146,431
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(a)
.................... 197 204,200
WEC Energy Group, Inc.
4.75% , 01/09/26 .................. 98 98,417
5.60% , 09/12/26 .................. 55 56,391
4.75% , 01/15/28 .................. 9 9,142
3,510,896
Oil, Gas & Consumable Fuels — 1.6%
BP Capital Markets America, Inc., 4.70%,
04/10/29 ...................... 142 144,912
BP Capital Markets plc, 3.28%, 09/19/27 .... 284 278,362
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 405 411,712
3.70% , 11/15/29 .................. 82 78,835
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 113 106,942
3.25% , 01/31/32 .................. 154 137,709
5.95% , 06/30/33 .................. 135 142,850
5.75% , 08/15/34
(b)
................. 131 136,469
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 258 266,929
Chevron USA, Inc., 3.85%, 01/15/28 ...... 75 75,153
ConocoPhillips Co.
6.95% , 04/15/29 .................. 152 169,032
4.15% , 11/15/34 .................. 106 103,122
Coterra Energy, Inc., 3.90%, 05/15/27 ..... 27 26,600
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 250 257,168
8.13% , 08/16/30 .................. 32 37,616
3.25% , 02/15/32 .................. 783 693,910
Devon Energy Corp.
5.85% , 12/15/25 .................. 31 31,315
5.25% , 10/15/27 .................. 50 50,231
4.50% , 01/15/30 .................. 49 48,566
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 115 109,377
3.13% , 03/24/31 .................. 346 315,437
5.40% , 04/18/34 .................. 836 853,430
Enbridge, Inc.
5.90% , 11/15/26 .................. 407 420,296
5.70% , 03/08/33 .................. 111 116,988
Energy Transfer LP
3.90% , 07/15/26 .................. 245 242,693
4.40% , 03/15/27 .................. 400 400,637
4.00% , 10/01/27 .................. 327 323,717
5.55% , 02/15/28 .................. 100 103,358
4.95% , 05/15/28 .................. 200 202,984
6.10% , 12/01/28 .................. 473 503,066
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75% , 05/15/30 .................. USD 122 $ 116,543
6.40% , 12/01/30 .................. 148 161,231
Enterprise Products Operating LLC
4.15% , 10/16/28 .................. 79 78,954
4.95% , 02/15/35 .................. 235 238,648
EOG Resources, Inc., 4.38%, 04/15/30 .... 15 15,111
EQT Corp.
3.13% , 05/15/26
(b)
................. 15 14,605
3.90% , 10/01/27 .................. 159 156,247
5.00% , 01/15/29 .................. 291 294,356
5.75% , 02/01/34 .................. 87 89,401
Exxon Mobil Corp., 2.61%, 10/15/30 ...... 119 109,691
Hess Corp., 4.30%, 04/01/27 ........... 1,124 1,123,732
Kinder Morgan, Inc., 4.30%, 03/01/28 ..... 163 163,289
Marathon Oil Corp.
4.40% , 07/15/27 .................. 41 41,050
5.30% , 04/01/29 .................. 41 42,514
Marathon Petroleum Corp., 4.70%, 05/01/25 . 35 34,956
Matador Resources Co., 6.50%, 04/15/32
(b)
.. 76 75,891
MPLX LP, 1.75%, 03/01/26 ............ 62 59,707
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. 47 51,104
5.20% , 08/01/29 .................. 130 132,158
6.63% , 09/01/30 .................. 55 59,337
Ovintiv, Inc., 5.65%, 05/15/28 .......... 244 251,706
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 235 225,977
5.10% , 03/29/26 .................. 22 22,310
1.90% , 08/15/30 .................. 213 186,743
2.15% , 01/15/31 .................. 108 94,878
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 284 284,261
5.00% , 03/15/27 .................. 100 101,298
4.50% , 05/15/30 .................. 96 95,746
South Bow USA Infrastructure Holdings LLC,
5.03%, 10/01/29
(b)
................ 120 120,313
Spectra Energy Partners LP, 3.50%, 03/15/25 160 158,792
Targa Resources Corp.
6.15% , 03/01/29 .................. 25 26,638
6.13% , 03/15/33 .................. 43 46,145
6.50% , 03/30/34 .................. 31 34,262
5.50% , 02/15/35 .................. 36 37,076
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 275 290,035
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 327 324,402
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 173 175,243
3.75% , 06/15/27 .................. 100 98,527
5.30% , 08/15/28 .................. 330 340,684
12,762,977
Paper & Forest Products — 0.0%
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 200 204,800
Passenger Airlines — 0.1%
United Airlines Pass-Through Trust, Series
2024-1, Class A, 5.88%, 02/15/37 ...... 380 391,483
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
4.90% , 02/26/31 .................. 36 37,457
5.00% , 02/26/34 .................. 25 26,108
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 424 420,934
4.38% , 12/15/28 .................. 360 355,291
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 2,227 2,296,775

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.20% , 08/14/29 .................. USD 327 $ 330,132
4.60% , 08/14/34 .................. 462 469,247
Johnson & Johnson
0.95% , 09/01/27 .................. 39 36,150
2.90% , 01/15/28 .................. 42 41,023
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 227 230,367
4.65% , 05/19/30 .................. 386 395,537
4.75% , 05/19/33 .................. 503 512,707
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 200 205,050
5.30% , 07/05/34 .................. 510 532,249
5,889,027
Professional Services — 0.1%
Equifax, Inc., 4.80%, 09/15/29 .......... 825 834,338
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 163 168,361
1,002,699
Residential REITs — 0.1%
American Homes 4 Rent LP, 5.50%, 07/15/34 190 196,491
AvalonBay Communities, Inc., 5.00%, 02/15/33 247 252,573
Camden Property Trust, 2.80%, 05/15/30 ... 170 157,290
Invitation Homes Operating Partnership LP
2.70% , 01/15/34 .................. 44 36,806
4.88% , 02/01/35 .................. 150 148,073
791,233
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 .................. 136 133,528
4.70% , 12/15/28 .................. 83 84,218
4.75% , 02/15/29 .................. 106 107,971
3.25% , 01/15/31 .................. 96 89,557
2.85% , 12/15/32 .................. 69 60,329
Regency Centers LP
4.13% , 03/15/28 .................. 14 13,898
5.25% , 01/15/34 .................. 36 37,161
5.10% , 01/15/35 .................. 305 310,404
837,066
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., 2.10%, 10/01/31 ..... 89 77,502
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(e) (f)
..... 203 204,522
Broadcom Corp., 3.88%, 01/15/27 ....... 375 372,488
Broadcom, Inc.
4.15% , 02/15/28 .................. 335 334,648
4.00% , 04/15/29
(b)
................. 505 497,409
4.75% , 04/15/29 .................. 411 417,502
5.05% , 07/12/29 .................. 65 66,955
4.15% , 11/15/30 .................. 8 7,900
2.45% , 02/15/31
(b)
................. 686 607,917
4.30% , 11/15/32 .................. 356 349,677
3.42% , 04/15/33
(b)
................. 364 330,731
KLA Corp., 4.10%, 03/15/29 ........... 409 410,951
Lam Research Corp., 1.90%, 06/15/30 ..... 35 30,946
Micron Technology, Inc.
5.33% , 02/06/29 .................. 128 132,260
5.88% , 02/09/33 .................. 112 119,600
5.88% , 09/15/33 .................. 201 214,976
NVIDIA Corp., 2.00%, 06/15/31 ......... 66 58,341
NXP BV
3.15% , 05/01/27 .................. 58 56,399
4.30% , 06/18/29 .................. 122 121,301
2.50% , 05/11/31 .................. 81 70,677
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.65% , 02/15/32 .................. USD 313 $ 271,584
4,754,286
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27 ......... 219 215,287
Cadence Design Systems, Inc., 4.20%,
09/10/27 ...................... 365 366,793
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
57 58,004
Oracle Corp.
1.65% , 03/25/26 .................. 770 740,165
2.65% , 07/15/26 .................. 254 246,859
2.30% , 03/25/28 .................. 320 300,517
4.20% , 09/27/29 .................. 965 963,048
6.15% , 11/09/29 .................. 272 294,248
2.88% , 03/25/31 .................. 783 712,328
4.90% , 02/06/33 .................. 344 350,369
4.30% , 07/08/34 .................. 42 40,649
4.70% , 09/27/34 .................. 362 361,046
3.90% , 05/15/35 .................. 36 33,278
3.85% , 07/15/36 .................. 60 54,261
VMware LLC
1.40% , 08/15/26 .................. 478 452,849
3.90% , 08/21/27 .................. 364 360,235
2.20% , 08/15/31 .................. 308 264,555
Workday, Inc., 3.50%, 04/01/27 ......... 20 19,677
5,834,168
Specialized REITs — 0.3%
American Tower Corp.
1.45% , 09/15/26 .................. 12 11,361
3.65% , 03/15/27 .................. 13 12,801
5.50% , 03/15/28 .................. 400 414,252
5.20% , 02/15/29 .................. 81 83,654
2.30% , 09/15/31 .................. 132 113,581
Crown Castle, Inc.
1.05% , 07/15/26 .................. 160 150,919
2.90% , 03/15/27 .................. 35 33,860
4.80% , 09/01/28 .................. 6 6,068
5.60% , 06/01/29 .................. 6 6,272
2.25% , 01/15/31 .................. 57 49,426
2.50% , 07/15/31 .................. 84 73,107
5.10% , 05/01/33 .................. 33 33,414
5.80% , 03/01/34 .................. 37 39,241
Equinix, Inc.
1.00% , 09/15/25 .................. 286 276,108
2.00% , 05/15/28 .................. 148 136,458
2.50% , 05/15/31 .................. 132 116,622
3.90% , 04/15/32 .................. 13 12,448
Extra Space Storage LP
5.40% , 02/01/34 .................. 157 162,147
5.35% , 01/15/35 .................. 340 347,421
2,079,160
Specialty Retail — 0.2%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 14 13,357
Home Depot, Inc. (The)
4.75% , 06/25/29 .................. 159 163,883
4.85% , 06/25/31 .................. 462 478,903
4.95% , 06/25/34 .................. 395 410,653
Lowe's Cos., Inc.
3.10% , 05/03/27 .................. 154 150,162
3.65% , 04/05/29 .................. 473 461,588
1,678,546
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
6.10% , 07/15/27 .................. 225 236,230

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.40% , 04/15/34 .................. USD 43 $ 44,871
3.45% , 12/15/51 .................. 21 15,387
HP, Inc., 4.75%, 01/15/28 ............. 48 48,854
345,342
Tobacco — 0.2%
Altria Group, Inc., 4.80%, 02/14/29 ....... 201 203,496
BAT Capital Corp.
3.22% , 09/06/26 .................. 525 513,845
4.70% , 04/02/27 .................. 489 493,357
5.83% , 02/20/31 .................. 44 46,672
2.73% , 03/25/31 .................. 115 102,840
4.74% , 03/16/32 .................. 120 120,015
6.00% , 02/20/34 .................. 69 73,747
BAT International Finance plc, 5.93%, 02/02/29 230 242,936
Reynolds American, Inc., 5.70%, 08/15/35 ... 115 119,813
1,916,721
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38% , 07/01/25 .................. 345 340,952
1.88% , 08/15/26 .................. 552 527,064
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.00%
(a) (k)
..................... 160 158,348
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
683 646,891
GATX Corp.
3.25% , 03/30/25 .................. 380 376,260
5.40% , 03/15/27 .................. 257 263,811
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
..................... 266 274,580
2,587,906
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 3.63%, 04/22/29 .. 262 253,668
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 225 230,625
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 770 749,647
5.00% , 02/15/29 .................. 62 63,271
3.80% , 03/15/32 .................. 971 900,917
T-Mobile USA, Inc.
2.63% , 04/15/26 .................. 329 320,619
3.75% , 04/15/27 .................. 1,412 1,395,031
4.75% , 02/01/28 .................. 801 801,798
2.05% , 02/15/28 .................. 186 173,271
3.88% , 04/15/30 .................. 390 379,264
2.55% , 02/15/31 .................. 13 11,587
2.25% , 11/15/31 .................. 246 212,249
2.70% , 03/15/32 .................. 24 21,169
Vodafone Group plc
4.38% , 05/30/28 .................. 26 26,410
7.88% , 02/15/30 .................. 22 25,732
5,565,258
Total Corporate Bonds — 22 .0%
(Cost: $ 168,702,733 ) .............................. 172,316,325
Equity-Linked Notes
Aerospace & Defense — 0.0%
BMO Capital Markets Corp. ( General Electric
Co. ) , 16.20% , 10/23/24
(b) (d)
........... 2 288,034
Automobile Components — 0.0%
Barclays Bank plc ( BorgWarner, Inc. ) ,
17.98% , 11/01/24
(b) (d)
............... 3 87,185
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(b)(d)
BNP Paribas SA ( Harley-Davidson, Inc. ) ,
21.93% , 10/25/24 ................. USD 2 $ 81,743
JPMorgan Structured Products BV ( General
Motors Co. ) , 15.08% , 10/22/24 ......... 4 165,347
247,090
Banks — 0.2%
(b)(d)
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
11.29% , 10/16/24 ................. 3 166,417
UBS AG ( Bank of America Corp. ) ,
15.50% , 10/15/24 ................. 8 327,712
UBS AG ( First Horizon Corp. ) ,
17.70% , 10/18/24 ................. 10 154,344
UBS AG ( JPMorgan Chase & Co. ) ,
12.30% , 10/11/24 ................. 3 651,533
1,300,006
Biotechnology — 0.0%
BNP Paribas SA ( AbbVie, Inc. ) ,
15.48% , 10/29/24
(b) (d)
............... 2 329,996
Broadline Retail — 0.3%
(b)(d)
BNP Paribas SA ( MercadoLibre, Inc. ) ,
19.39% , 11/01/24 ................. —
(l)
135,249
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 11.13% , 10/28/24 .......... 6 1,086,911
Royal Bank of Canada ( Amazon.com, Inc. ) ,
15.27% , 10/25/24 ................. 4 816,077
Royal Bank of Canada ( MercadoLibre, Inc. ) ,
15.95% , 11/01/24 ................. —
(l)
188,939
Societe Generale SA ( eBay, Inc. ) ,
14.22% , 11/07/24 ................. 4 250,056
2,477,232
Building Products — 0.1%
(b)(d)
Barclays Bank plc ( Johnson Controls
International plc ) , 16.75% , 11/05/24 ..... 2 143,572
Barclays Bank plc ( Masco Corp. ) ,
15.22% , 10/25/24 ................. 1 84,747
BNP Paribas SA ( Lennox International, Inc. ) ,
19.60% , 10/25/24 ................. —
(l)
285,281
BNP Paribas SA ( Trane Technologies plc ) ,
16.91% , 11/01/24 ................. —
(l)
142,455
Societe Generale SA ( Lennox International,
Inc. ) , 22.34% , 10/25/24 .............. —
(l)
281,662
937,717
Capital Markets — 0.3%
(b)(d)
BMO Capital Markets Corp. ( Goldman Sachs
Group, Inc. (The) ) , 15.21% , 10/16/24 .... —
(l)
190,106
BMO Capital Markets Corp. ( Morgan Stanley ) ,
8.96% , 10/16/24 .................. 4 390,691
Goldman Sachs International ( CME Group,
Inc. ) , 12.24% , 10/25/24 .............. 1 139,274
HSBC Bank plc ( Raymond James Financial,
Inc. ) , 17.24% , 10/23/24 .............. 3 304,706
Royal Bank of Canada ( Ameriprise Financial,
Inc. ) , 11.61% , 10/25/24 .............. 1 335,769
Royal Bank of Canada ( Nasdaq, Inc. ) ,
12.08% , 10/18/24 ................. 3 190,261
Royal Bank of Canada ( S&P Global, Inc. ) ,
9.15% , 11/01/24 .................. 1 297,417
UBS AG ( Blackstone, Inc. ) , 18.20% , 10/18/24 . 2 337,106
UBS AG ( Interactive Brokers Group, Inc. ) ,
12.30% , 10/17/24 ................. 1 142,848
UBS AG ( KKR & Co., Inc. ) , 12.80% , 11/07/24 . 3 397,954
2,726,132

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.1%
(b)(d)
Goldman Sachs International ( DuPont de
Nemours, Inc. ) , 12.63% , 11/01/24 ....... USD 2 $ 143,212
JPMorgan Structured Products BV
( International Flavors & Fragrances, Inc. ) ,
14.40% , 11/06/24 ................. 1 109,877
Mizuho Markets Cayman LP ( Scotts Miracle-
Gro Co. (The) ) , 14.27% , 11/06/24 ....... 2 118,483
Societe Generale SA ( Air Products and
Chemicals, Inc. ) , 16.97% , 11/07/24 ...... 1 167,880
Societe Generale SA ( Sherwin-Williams Co.
(The) ) , 13.47% , 10/24/24 ............ 1 219,807
UBS AG ( Corteva, Inc. ) , 11.70% , 11/06/24 ... 3 168,498
927,757
Communications Equipment — 0.1%
(b)(d)
Citigroup, Inc. ( Arista Networks, Inc. ) ,
19.23% , 10/30/24 ................. 1 295,297
Goldman Sachs International ( Arista Networks,
Inc. ) , 18.19% , 10/30/24 .............. 1 474,597
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 9.07% , 11/14/24 ........ 6 278,723
1,048,617
Construction & Engineering — 0.1%
(b)(d)
BNP Paribas SA ( EMCOR Group, Inc. ) ,
22.12% , 10/25/24 ................. 1 290,084
JPMorgan Structured Products BV ( EMCOR
Group, Inc. ) , 18.84% , 10/25/24 ........ —
(l)
172,219
462,303
Consumer Finance — 0.0%
BNP Paribas SA ( Capital One Financial Corp. ) ,
13.25% , 10/25/24
(b) (d)
............... 1 193,682
Consumer Staples Distribution & Retail — 0.2%
Goldman Sachs International ( Sprouts Farmers
Market, Inc. ) , 15.01% , 10/30/24
(b) (d)
...... 1 143,185
JPMorgan Structured Products BV (Target
Corp.)
12.65% , 10/02/24
(b) (d)
............... 2 262,119
15.17% , 11/20/24
(b) (d)
............... 2 276,963
Royal Bank of Canada ( Sysco Corp. ) ,
11.13% , 10/31/24
(b) (d)
............... 3 243,785
Royal Bank of Canada ( Walmart, Inc. ) ,
12.35% , 11/19/24
(b) (d)
............... 8 657,712
1,583,764
Containers & Packaging — 0.1%
(b)(d)
BNP Paribas SA ( Graphic Packaging Holding
Co. ) , 12.36% , 10/29/24 .............. 6 165,982
Royal Bank of Canada ( Sealed Air Corp. ) ,
17.68% , 11/01/24 ................. 5 169,215
Societe Generale SA ( Crown Holdings, Inc. ) ,
9.04% , 10/23/24 .................. 1 110,765
445,962
Diversified Telecommunication Services — 0.0%
BMO Capital Markets Corp. ( AT&T, Inc. ) ,
18.13% , 10/23/24
(b) (d)
............... 15 309,533
Electric Utilities — 0.1%
Goldman Sachs International ( NextEra Energy,
Inc. ) , 14.79% , 10/24/24
(b) (d)
........... 5 419,905
Electrical Equipment — 0.1%
(b)(d)
BNP Paribas SA ( Emerson Electric Co. ) ,
12.31% , 11/07/24 ................. 2 222,566
Societe Generale SA ( Eaton Corp. plc ) ,
16.61% , 10/31/24 ................. 1 285,833
508,399
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
BNP Paribas SA ( Flex Ltd. ) ,
18.78% , 10/25/24
(b) (d)
............... USD 11 $ 338,743
Energy Equipment & Services — 0.0%
(b)(d)
Societe Generale SA ( Baker Hughes Co. ) ,
17.13% , 10/25/24 ................. 3 113,188
Societe Generale SA ( Schlumberger NV ) ,
15.60% , 10/22/24 ................. 1 46,358
159,546
Entertainment — 0.0%
Barclays Bank plc ( Electronic Arts, Inc. ) ,
9.74% , 10/29/24
(b) (d)
................ 2 219,628
Financial Services — 0.2%
(b)(d)
Barclays Bank plc ( PayPal Holdings, Inc. ) ,
19.02% , 11/01/24 ................. 6 430,806
Citigroup, Inc. ( Block, Inc. ) , 30.81% , 11/07/24 . 5 305,080
Mizuho Markets Cayman LP ( Mastercard, Inc. ) ,
7.42% , 10/25/24 .................. 1 528,008
Societe Generale SA ( Fiserv, Inc. ) ,
10.11% , 10/24/24 ................. 2 334,580
UBS AG ( Fidelity National Information Services,
Inc. ) , 12.00% , 11/07/24 .............. 3 217,645
1,816,119
Food Products — 0.1%
(b)(d)
Goldman Sachs International ( Kraft Heinz Co.
(The) ) , 9.02% , 11/01/24 ............. 4 136,388
Morgan Stanley & Co. LLC ( General Mills, Inc. ) ,
15.85% , 11/06/24 ................. 3 189,748
UBS AG ( Mondelez International, Inc. ) ,
11.90% , 11/01/24 .................. 4 272,951
599,087
Ground Transportation — 0.1%
(b)(d)
BNP Paribas SA ( CSX Corp. ) , 16.72% , 10/18/24 6 194,500
BNP Paribas SA ( Lyft, Inc. ) , 40.49% , 11/08/24 13 165,357
BNP Paribas SA ( Uber Technologies, Inc. ) ,
15.43% , 10/28/24 ................. 4 279,750
Citigroup, Inc. ( Uber Technologies, Inc. ) ,
22.37% , 11/07/24 ................. 3 225,413
Societe Generale SA ( Old Dominion Freight
Line, Inc. ) , 19.74% , 10/25/24 .......... 1 109,814
974,834
Health Care Equipment & Supplies — 0.3%
(b)(d)
BNP Paribas SA ( Baxter International, Inc. ) ,
13.86% , 11/01/24 ................. 5 210,072
Royal Bank of Canada ( Zimmer Biomet
Holdings, Inc. ) , 12.98% , 11/07/24 ....... 1 136,445
Societe Generale SA ( Boston Scientific Corp. ) ,
11.43% , 10/25/24 ................. 5 414,399
UBS AG ( Abbott Laboratories ) ,
12.40% , 10/18/24 ................. 3 327,503
UBS AG ( GE HealthCare Technologies, Inc. ) ,
11.90% , 10/31/24 ................. 3 227,195
UBS AG ( Intuitive Surgical, Inc. ) ,
12.90% , 10/18/24 ................. 1 270,199
UBS AG ( Medtronic plc ) , 11.10% , 11/19/24 ... 4 360,720
UBS AG ( Stryker Corp. ) , 10.60% , 10/29/24 .. 1 325,604
2,272,137
Health Care Providers & Services — 0.3%
(b)(d)
BNP Paribas SA ( Cigna Group (The) ) ,
10.84% , 10/31/24 ................. 1 393,831
Royal Bank of Canada ( Cardinal Health, Inc. ) ,
11.17% , 11/05/24 .................. 2 219,547
Royal Bank of Canada ( CVS Health Corp. ) ,
27.08% , 11/06/24 ................. 4 224,233

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada ( Molina Healthcare,
Inc. ) , 16.57% , 10/25/24 .............. USD 1 $ 220,255
Societe Generale SA ( Centene Corp. ) ,
15.67% , 10/25/24 ................. 4 305,930
Societe Generale SA ( HCA Healthcare, Inc. ) ,
11.19% , 10/24/24 ................. 1 219,217
Societe Generale SA ( Tenet Healthcare Corp. ) ,
18.53% , 10/30/24 ................. 1 192,818
UBS AG ( Labcorp Holdings, Inc. ) ,
11.30% , 10/25/24 ................. 1 274,767
2,050,598
Health Care REITs — 0.0%
Toronto-Dominion Bank (The) ( Welltower, Inc. ) ,
11.02% , 10/30/24
(b) (d)
............... 1 191,275
Hotels, Restaurants & Leisure — 0.4%
(b)(d)
Barclays Bank plc ( Boyd Gaming Corp. ) ,
20.91% , 11/06/24 ................. 2 112,925
Barclays Bank plc ( Expedia Group, Inc. ) ,
17.22% , 11/01/24 ................. 2 251,665
BMO Capital Markets Corp. ( Airbnb, Inc. ) ,
21.15% , 10/18/24 ................. 2 279,743
Citigroup, Inc. ( McDonald's Corp. ) ,
8.31% , 10/30/24 .................. 1 308,128
Goldman Sachs International ( Chipotle Mexican
Grill, Inc. ) , 15.79% , 10/25/24 .......... 7 395,086
Royal Bank of Canada ( Brinker International,
Inc. ) , 22.51% , 10/30/24 .............. 2 142,487
Royal Bank of Canada ( Hilton Worldwide
Holdings, Inc. ) , 10.64% , 10/25/24 ....... 1 249,551
Royal Bank of Canada ( Wynn Resorts Ltd. ) ,
16.92% , 11/08/24 ................. 3 259,132
Societe Generale SA ( Aristocrat Leisure Ltd. ) ,
10.85% , 10/30/24 ................. 2 304,351
UBS AG ( Starbucks Corp. ) , 12.50% , 11/01/24 . 5 496,203
UBS AG ( Wingstop, Inc. ) , 18.50% , 11/01/24 .. —
(l)
142,656
2,941,927
Household Durables — 0.1%
(b)(d)
BNP Paribas SA ( Mohawk Industries, Inc. ) ,
19.72% , 10/25/24 ................. 2 250,410
JPMorgan Structured Products BV ( Toll
Brothers, Inc. ) , 23.71% , 10/02/24 ....... 1 141,137
Morgan Stanley & Co. LLC ( Toll Brothers, Inc. ) ,
20.58% , 12/05/24 ................. 1 137,960
529,507
Household Products — 0.1%
(b)(d)
Royal Bank of Canada ( Clorox Co. (The) ) ,
11.17% , 10/07/24 ................. 2 267,923
UBS AG ( Colgate-Palmolive Co. ) ,
9.20% , 10/25/24 .................. 3 266,411
534,334
Industrial Conglomerates — 0.1%
(b)(d)
Barclays Bank plc ( 3M Co. ) , 12.86% , 10/24/24 2 222,588
JPMorgan Structured Products BV ( Honeywell
International, Inc. ) , 7.43% , 10/28/24 ..... 2 413,616
636,204
Insurance — 0.2%
(b)(d)
JPMorgan Structured Products BV ( Progressive
Corp. (The) ) , 9.04% , 10/16/24 ......... 2 420,341
Royal Bank of Canada ( Admiral Group plc ) ,
12.21% , 10/24/24 ................. 3 166,282
UBS AG ( Chubb Ltd. ) , 9.30% , 10/24/24 ..... 1 278,036
UBS AG ( Marsh & McLennan Cos., Inc. ) ,
9.30% , 10/18/24 .................. 1 160,128
Security
Par (000)
Par (000) Value
Insurance (continued)
UBS AG ( MetLife, Inc. ) , 11.30% , 10/31/24 ... USD 3 $ 227,129
1,251,916
Interactive Media & Services — 0.5%
(b)(d)
Barclays Bank plc ( Match Group, Inc. ) ,
21.21% , 10/31/24 ................. 3 113,869
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
14.82% , 10/24/24 ................. 7 1,064,296
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
21.27% , 10/25/24 ................. 1 282,055
JPMorgan Structured Products BV ( Pinterest,
Inc. ) , 17.59% , 10/30/24 .............. 5 165,739
Societe Generale SA ( Meta Platforms, Inc. ) ,
17.24% , 10/25/24 ................. 4 1,998,366
3,624,325
IT Services — 0.2%
(b)(d)
Barclays Bank plc ( Akamai Technologies, Inc. ) ,
11.91% , 11/07/24 .................. 3 272,599
Royal Bank of Canada ( International Business
Machines Corp. ) , 10.06% , 10/23/24 ..... 1 279,631
Royal Bank of Canada ( Twilio, Inc. ) ,
21.11% , 11/08/24 .................. 6 340,105
Societe Generale SA ( Cognizant Technology
Solutions Corp. ) , 13.85% , 11/01/24 ...... 4 330,026
1,222,361
Leisure Products — 0.0%
(b)(d)
Royal Bank of Canada (Hasbro, Inc.)
15.06% , 10/25/24
(b) (d)
............... 2 112,279
17.68% , 10/25/24
(b) (d)
............... 1 84,559
196,838
Life Sciences Tools & Services — 0.2%
(b)(d)
Goldman Sachs International ( Thermo Fisher
Scientific, Inc. ) , 9.31% , 10/28/24 ....... 1 411,933
Societe Generale SA ( Danaher Corp. ) ,
13.08% , 10/24/24 ................. 2 414,728
Societe Generale SA ( Thermo Fisher Scientific,
Inc. ) , 11.44% , 10/25/24 .............. 1 358,215
1,184,876
Machinery — 0.2%
(b)(d)
Barclays Bank plc ( Dover Corp. ) ,
11.07% , 10/24/24 ................. —
(l)
56,220
Barclays Bank plc ( Stanley Black & Decker,
Inc. ) , 15.63% , 10/29/24 .............. 1 145,270
HSBC Bank plc ( Deere & Co. ) ,
12.76% , 11/21/24 ................. 1 306,585
Royal Bank of Canada ( ITT, Inc. ) ,
14.78% , 11/01/24 ................. 1 168,598
Royal Bank of Canada ( Parker-Hannifin Corp. ) ,
13.38% , 11/01/24 ................. —
(l)
218,360
Royal Bank of Canada ( Pentair plc ) ,
14.27% , 10/24/24 ................. 2 171,434
Societe Generale SA ( Cummins, Inc. ) ,
13.73% , 11/01/24 ................. —
(l)
113,269
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp. ) , 12.44% , 10/25/24 ... 1 253,194
UBS AG ( Caterpillar, Inc. ) , 16.90% , 10/31/24 . 1 286,998
1,719,928
Media — 0.0%
Societe Generale SA ( Charter Communications,
Inc. ) , 26.22% , 10/29/24
(b) (d)
........... —
(l)
135,441

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.1%
(b)(d)
JPMorgan Structured Products BV ( Freeport-
McMoRan, Inc. ) , 23.78% , 10/18/24 ...... USD 4 $ 172,387
Societe Generale SA ( Cleveland-Cliffs, Inc. ) ,
29.22% , 10/23/24 ................. 9 110,477
Societe Generale SA ( Nucor Corp. ) ,
19.72% , 10/23/24 ................. 1 109,927
392,791
Oil, Gas & Consumable Fuels — 0.2%
(b)(d)
BNP Paribas SA ( Williams Cos., Inc. (The) ) ,
10.91% , 11/01/24 ................. 3 137,188
Citigroup, Inc. ( Marathon Petroleum Corp. ) ,
19.45% , 11/05/24 ................. 1 166,850
HSBC Bank plc ( ConocoPhillips ) ,
8.89% , 11/01/24 .................. 3 311,426
JPMorgan Structured Products BV ( Exxon Mobil
Corp. ) , 7.83% , 10/28/24 ............. 5 543,683
JPMorgan Structured Products BV ( Occidental
Petroleum Corp. ) , 14.16% , 11/07/24 ..... 3 160,700
Royal Bank of Canada ( Phillips 66 ) ,
16.97% , 10/29/24 ................. —
(l)
56,589
Royal Bank of Canada ( Valero Energy Corp. ) ,
19.39% , 10/25/24 ................. —
(l)
53,290
1,429,726
Personal Care Products — 0.0%
(b)(d)
Barclays Bank plc ( Estee Lauder Cos., Inc.
(The) ) , 29.58% , 10/31/24 ............ 1 136,874
BNP Paribas SA ( Estee Lauder Cos., Inc.
(The) ) , 27.50% , 10/02/24 ............ 1 143,622
280,496
Pharmaceuticals — 0.2%
(b)(d)
BNP Paribas SA ( Eli Lilly & Co. ) ,
15.17% , 10/30/24 ................. 1 531,866
Citigroup, Inc. ( Zoetis, Inc. ) , 13.07% , 11/01/24 1 193,175
JPMorgan Structured Products BV ( Eli Lilly &
Co. ) , 11.37% , 10/28/24 .............. —
(l)
203,693
JPMorgan Structured Products BV ( Merck
KGaA ) , 10.00% , 10/28/24 ............ 6 674,681
Societe Generale SA ( Bristol-Myers Squibb
Co. ) , 21.26% , 10/31/24 .............. 6 277,801
Societe Generale SA ( Jazz Pharmaceuticals
plc ) , 24.16% , 11/08/24 .............. 1 55,762
1,936,978
Professional Services — 0.1%
(b)(d)
BNP Paribas SA ( TransUnion ) ,
18.26% , 10/24/24 ................. 2 170,908
Societe Generale SA ( Paycom Software, Inc. ) ,
20.82% , 10/31/24 ................. 1 216,373
UBS AG ( Automatic Data Processing, Inc. ) ,
10.90% , 10/25/24 ................. 1 275,537
UBS AG ( Dayforce, Inc. ) , 18.30% , 11/01/24 .. 2 143,232
806,050
Semiconductors & Semiconductor Equipment — 0.4%
(b)(d)
BNP Paribas SA ( Analog Devices, Inc. ) ,
16.54% , 10/02/24 ................. 1 273,156
Goldman Sachs International ( Lam Research
Corp. ) , 28.10% , 10/18/24 ............ 1 414,855
Goldman Sachs International ( NVIDIA Corp. ) ,
23.28% , 10/15/24 ................. 9 1,103,571
JPMorgan Structured Products BV
( QUALCOMM, Inc. ) , 20.84% , 10/28/24 ... 3 540,686
Morgan Stanley & Co. LLC ( Analog Devices,
Inc. ) , 14.17% , 11/21/24 .............. 1 276,895
Royal Bank of Canada ( Cirrus Logic, Inc. ) ,
17.36% , 11/01/24 ................. 1 166,632
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
UBS AG ( Advanced Micro Devices, Inc. ) ,
29.80% , 10/31/24 ................. USD 3 $ 508,212
3,284,007
Software — 0.7%
(b)(d)
Barclays Bank plc ( Microsoft Corp. ) ,
13.47% , 10/24/24 ................. 7 3,084,703
Citigroup, Inc. ( Microsoft Corp. ) ,
11.00% , 10/24/24 ................. 1 558,173
Goldman Sachs International ( Crowdstrike
Holdings, Inc. ) , 21.52% , 10/15/24 ....... 1 329,844
Mizuho Markets Cayman LP ( Palo Alto
Networks, Inc. ) , 17.62% , 10/02/24 ...... 1 257,229
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 17.60% , 11/15/24 .............. 1 304,544
Royal Bank of Canada ( Fortinet, Inc. ) ,
14.66% , 11/01/24 ................. 2 164,586
Royal Bank of Canada ( Oracle Corp. ) ,
18.61% , 10/31/24 ................. 1 147,458
Royal Bank of Canada ( ServiceNow, Inc. ) ,
19.37% , 10/25/24 ................. 1 528,488
Societe Generale SA ( Cadence Design
Systems, Inc. ) , 21.72% , 10/23/24 ....... 1 227,653
5,602,678
Specialized REITs — 0.0%
Royal Bank of Canada ( American Tower Corp. ) ,
19.35% , 10/25/24
(b) (d)
............... 1 158,227
Specialty Retail — 0.2%
(b)(d)
Barclays Bank plc ( Abercrombie & Fitch Co. ) ,
26.66% , 11/21/24 ................. 1 139,151
Barclays Bank plc ( O'Reilly Automotive, Inc. ) ,
12.95% , 10/25/24 ................. —
(l)
272,827
BNP Paribas SA ( Lowe's Cos., Inc. ) ,
15.71% , 11/19/24 ................. 1 276,267
BNP Paribas SA ( TJX Cos., Inc. (The) ) ,
6.62% , 10/02/24 .................. 2 265,669
BNP Paribas SA ( Tractor Supply Co. ) ,
13.48% , 10/25/24 ................. —
(l)
112,228
JPMorgan Structured Products BV ( Lowe's
Cos., Inc. ) , 11.77% , 10/02/24 .......... 1 282,251
JPMorgan Structured Products BV ( TJX Cos.,
Inc. (The) ) , 11.47% , 11/20/24 .......... 2 275,396
1,623,789
Technology Hardware, Storage & Peripherals — 0.5%
BNP Paribas SA ( Apple, Inc. ) ,
13.15% , 10/31/24
(b) (d)
............... 1 277,470
Citigroup, Inc. (Apple, Inc.)
12.31% , 10/31/24
(b) (d)
............... 3 562,951
10.66% , 11/01/24
(b) (d)
............... 10 2,393,432
Citigroup, Inc. ( Dell Technologies, Inc. ) ,
27.04% , 11/27/24
(b) (d)
............... 1 144,566
Societe Generale SA ( Seagate Technology
Holdings plc ) , 25.01% , 10/25/24
(b) (d)
..... 2 227,078
3,605,497
Textiles, Apparel & Luxury Goods — 0.1%
(b)(d)
BNP Paribas SA ( VF Corp. ) , 23.91% , 10/30/24 6 111,706
Citigroup, Inc. ( Deckers Outdoor Corp. ) ,
19.64% , 10/25/24 ................. —
(l)
310,500
HSBC Bank plc ( Tapestry, Inc. ) ,
23.67% , 11/08/24 ................. 5 252,611
674,817
Tobacco — 0.1%
Royal Bank of Canada ( Philip Morris
International, Inc. ) , 13.65% , 10/23/24
(b) (d)
.. 4 444,562

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Barclays Bank plc ( T-Mobile US, Inc. ) ,
11.98% , 10/25/24
(b) (d)
............... USD 1 $ 283,395
Total Equity-Linked Notes — 7 .3%
(Cost: $ 56,343,006 ) ............................... 57,415,951
Fixed Rate Loan Interests
Health Care Technology — 0.1%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 172 172,645
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00%
,
10/15/26 .................. 54 53,936
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27 .............. 60 59,550
113,486
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 285,370 ) ................................. 286,131
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 422 325,074
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 81 62,466
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.12% - 8.59%
,
10/31/30 ....... 174 174,239
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (2-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
08/03/29 . 257 245,939
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , 08/24/28
(m)
................ 629 629,566
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , 08/24/28
(m)
................ 243 243,300
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.84%
,
04/19/31 .................. 94 94,274
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.70% - 9.10%
,
02/01/28 ............ 384 369,105
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
02/01/29 ................. 73 68,107
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35% - 7.09%
,
11/06/28 .. 72 72,321
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.10% - 7.84%
,
02/28/31 ............ 602 599,237
TransDigm, Inc., 1st Lien Term Loan K ,
03/22/30
(m)
...................... 628 628,248
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.25% - 7.32%
,
01/19/32 ............ 151 150,370
3,662,246
Security
Par (000)
Par (000) Value
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
02/06/29 ............ USD 509 $ 488,640
Clarios Global LP, 1st Lien Term Loan ,
05/06/30
(m)
...................... 658 656,894
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
06/04/31 ....... 298 298,648
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.44%
,
11/17/28 ............ 190 180,194
1,624,376
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35% - 8.75%
,
07/02/31
(a)
.... 138 138,170
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.95% - 8.69%
,
01/24/29 ............ 429 349,670
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70% - 11.44%
,
01/24/30 ........... 200 121,186
470,856
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 3.50% - 8.25%
,
11/15/28
(a)
...... 304 304,095
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 8.21% -
8.61%
,
11/23/28 .................. 100 99,363
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.60% - 10.00%
,
03/15/30 ...... 626 624,179
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.62% - 9.35%
,
12/21/27 ............ 31 20,527
744,069
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan B ,
09/19/31
(e) (m)
..................... 142 142,000
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%), 7.35%
- 7.75%
,
05/14/29 ................. 42 42,365
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
11/03/28 ............. 85 84,333
Cornerstone Building Brands Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.45%
,
04/12/28 ....... 48 46,919
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.70% - 9.10%
,
11/23/27 ....... 134 132,280
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
10/02/28 ....... 68 67,774
Wilsonart LLC, 1st Lien Term Loan , 08/05/31
(m)
519 512,943
1,028,614

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
08/09/30 ....... USD 75 $ 73,714
Axalta Coating Systems US Holdings, Inc.,
1st Lien Term Loan B6 , (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 6.60% -
7.34%
,
12/20/29 .................. 254 254,820
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.75%
,
04/30/31 .................. 134 133,665
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
09/20/31
(m)
...................... 191 190,085
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.70%
,
10/22/27 ....... 44 44,342
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.45%
,
10/22/26 ....... 166 166,314
Edelman Financial Engines Center LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%), 8.10% -
8.50%
,
04/07/28 .................. 214 213,197
Focus Financial Partners LLC, 1st Lien Term
Loan , 09/11/31
(m)
.................. 219 218,593
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/31/31 . 34 34,038
ION Trading Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
04/03/28 ............ 45 44,640
Jane Street Group LLC, 1st Lien Term Loan ,
01/26/28
(m)
...................... 47 46,946
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
08/11/28 .................. 16 15,910
Mercury Borrower, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
08/02/28 ....... 452 450,836
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.73%
,
07/25/31
(e)
23 22,971
Osaic Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
08/17/28 ....... 288 284,764
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.85% - 8.25%
,
06/25/31 . 154 153,037
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/29/31
(e) (m)
............. 60 59,925
2,407,797
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.45% - 8.85%
,
10/02/28 ............ 101 100,441
Aruba Investments Holdings LLC, 1st Lien Term
Loan , 11/24/27
(m)
.................. 157 155,551
Ascend Performance Materials Operations
LLC, 1st Lien Term Loan , (6-mo. CME Term
SOFR at 0.75% Floor + 4.75%), 9.10% -
10.07%
,
08/27/26 ................. 35 31,905
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
08/18/28 ....... 254 253,483
Security
Par (000)
Par (000) Value
Chemicals (continued)
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62% - 9.35%
,
12/29/27 ....... USD 29 $ 24,902
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.70%
,
11/01/30 .................. 230 229,903
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(m)
...................... 23 22,821
Ecovyst Catalyst Technologies LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 7.49% -
7.50%
,
06/12/31 .................. 252 250,590
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
12/09/30 ....... 303 303,235
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
11/16/29 ....... 85 85,068
HB Fuller Co., 1st Lien Term Loan B , 02/15/30
(m)
205 205,229
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
02/18/30 ............ 40 39,650
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63% - 9.26%
,
07/03/28 ....... 207 193,519
LSF11 A5 Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
10/16/28 ....... 186 185,615
Momentive Performance Materials, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%), 9.35% -
9.75%
,
03/29/28 .................. 304 304,529
Nouryon Finance BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
04/03/28 ............ 214 213,976
Olympus Water US Holding Corp., 1st Lien
Term Loan B5 , 06/20/31
(m)
............ 299 298,441
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.92%
,
06/23/25 14 14,010
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.92%
,
10/14/24 . 111 93,893
Paint Intermediate III LLC, 1st Lien Term Loan
B , 09/11/31
(m)
.................... 87 86,783
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60% - 9.09%
,
12/14/27 ............ 48 47,959
PQ Performance Chemicals, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.45%
,
08/02/30 ....... 252 251,980
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.76%
,
03/16/27 ........... 44 43,533
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85% - 8.50%
,
09/22/28 ....... 245 245,672
3,682,688

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc., (The),
1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
10/24/30 .................. USD 51 $ 50,760
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
05/12/28 . 755 747,644
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
04/06/28 ....... 81 80,673
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
06/24/30 ....... 453 454,178
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.70% - 7.10%
,
09/06/27 ....... 245 244,794
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.71% - 7.11%
,
10/09/28 ............. 133 132,825
Covanta Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.35% - 7.75%
,
11/30/28 ....... 169 168,623
Covanta Holding Corp., 1st Lien Term Loan C ,
(2-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
11/30/28 ............. 13 13,180
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.20% - 7.60%
,
01/29/27 . 376 375,115
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.54% - 8.60%
,
02/01/29 . 103 102,700
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
07/03/31 ....... 73 72,896
JFL-Tiger Acquisition Co., 1st Lien Term Loan ,
10/17/30
(m)
...................... 74 73,860
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(m)
. 208 203,352
Madison Safety & Flow LLC, 1st Lien Term Loan
B , 09/19/31
(m)
.................... 63 62,921
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1 , 07/31/28
(m)
................ 49 48,942
Prime Security Services Borrower LLC, 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.45%
,
10/11/30 ... 60 59,613
Reworld Holding Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.50%),
7.36%
,
11/30/28 .................. 27 27,398
Reworld Holding Corp., 1st Lien Term Loan
C , (1-mo. CME Term SOFR + 2.50%),
7.36%
,
11/30/28 .................. 2 1,501
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%), 8.35%
- 8.75%
,
11/14/30 ................. 9 8,850
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
08/31/28 ....... 655 655,677
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.35%
,
11/02/27 .................. 183 176,177
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.37%
,
02/24/31 .................. 156 155,175
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Viad Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
07/31/28
(e)
................ USD 135 $ 135,149
4,052,003
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.96%
- 8.75%
,
10/24/30 ................. 163 162,875
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75% , 03/02/29 ..... 82 75,301
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.73% , 05/30/30 .......... 42 37,763
275,939
Construction & Engineering — 0.2%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.12%
,
04/18/31 .................. 118 118,490
Arcosa, Inc., 1st Lien Term Loan , 08/13/31
(e) (m)
255 254,362
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
08/01/30 ....... 603 585,505
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%), 7.96%
- 8.36%
,
01/21/28 ................. 190 190,670
Propulsion (BC) Finco, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.35% - 9.09%
,
09/14/29 ....... 22 21,930
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.45% - 8.85%
,
12/16/27 ....... 200 200,686
1,371,643
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
01/31/31 .................. 303 303,250
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.85% - 11.25%
,
03/08/29 ........... 90 87,047
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50% - 9.59%
,
04/30/29 . 169 167,182
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
04/14/31 ....... 55 54,725
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
03/19/29 ....... 39 39,489
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.35%
,
04/02/29
(e)
. 35 35,380
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.92%
,
09/22/28 ....... 91 90,821
Summit Materials LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.05%
,
01/12/29 ............ 51 50,914

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
White Cap Supply Holdings LLC, Facility
1st Lien Term Loan C , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
10/19/29 .................. USD 589 $ 584,305
1,413,113
Consumer Staples Distribution & Retail — 0.1%
US Foods, Inc., 1st Lien Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.96% - 7.36% , 09/14/26 ..... 148 148,176
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25% , 11/22/28 ..... 45 45,180
09/26/31
(e) (m)
..................... 200 200,250
393,606
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.10% - 8.50%
,
12/01/27 . 604 603,837
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
04/15/27 .................. 155 154,943
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
07/31/26 ............ 29 28,799
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60% - 9.33%
,
09/15/28 ..... 109 108,652
896,231
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.26%
,
10/28/27
(a)
................. 206 188,490
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
12/11/28 ............. 12 11,808
Bright Horizons Family Solutions LLC, 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.21% -
7.61%
,
11/23/28 .................. 249 249,020
Kuehg Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.10% - 9.84%
,
06/12/30 ............ 122 122,188
Sotheby's, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
10.06%
,
01/15/27 ................. 300 295,980
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60% - 9.34%
,
09/30/30 . 159 160,263
Veritas US, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.96% - 10.36%
,
09/02/25 ............ 76 70,590
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
01/30/31 ............ 355 354,506
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.35% - 8.75%
,
01/08/27 ....... 110 109,456
1,373,811
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.35% - 9.75%
,
09/13/29 ....... USD 85 $ 79,339
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.10% - 7.50%
,
09/20/30 ....... 69 67,526
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 48 48,752
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/15/30 ............ 48 48,941
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28 ..... 7 7,044
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , 04/16/29
(m)
................... 177 155,052
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.32%
,
04/15/30 ........... 59 50,776
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.21% - 9.61%
,
09/01/28 ............ 87 75,699
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
09/25/26 ....... 222 189,737
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 8.14%
,
01/31/29 .. 69 68,195
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.46%
,
01/31/29 ....... 44 42,045
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.96% - 8.36%
,
03/09/27 ....... 828 754,933
1,588,039
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60% - 9.00%
,
05/30/31 . 29 29,101
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.25% - 7.26%
,
04/16/31 ............ 92 91,609
Vistra Operations Company LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
12/20/30 . 49 48,736
169,446
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.56% - 9.74%
,
06/23/28
(a)
...... 299 299,023
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.61%
,
06/20/31
(e)
................. 127 126,524
Coherent Corp., 1st Lien Term Loan B1 ,
07/02/29
(m)
...................... 293 292,871
419,395

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.4%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , 05/24/29
(m)
................ USD 69 $ 68,671
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.97%
,
07/22/30 ............ 186 184,947
Creative Artists Agency LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR + 2.75%),
7.59%
,
09/12/31 .................. 50 49,938
Creative Artists Agency LLC, 1st Lien Term
Loan B2 , (US Prime Rate at 0.00% Floor +
2.25%), 8.50% - 10.25%
,
11/27/28 ...... 411 410,482
Delta 2 SARL, 1st Lien Term Loan B , 09/10/31
(m)
276 275,687
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(m)
...................... 138 137,549
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.81%
,
10/19/26 ....... 241 240,905
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29 ...... 306 293,917
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12% - 8.61%
,
08/19/26 ............ 270 257,859
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.71% - 8.11%
,
03/13/28 .. 180 178,253
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.29%
,
04/29/26 ............ 156 155,825
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.71% -
8.11%
,
05/19/25 .................. 304 303,810
WMG Acquisition Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 6.83%
,
01/24/31 ....... 507 506,229
3,064,072
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.60% -
8.00%
,
12/21/28 .................. 221 221,220
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.25%
,
01/03/29 ............ 305 304,667
Belron Finance US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.77%
,
10/30/26 ............ 57 56,736
Belron Finance US LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.32%
,
04/13/28 ............ 156 155,767
Belron Finance US LLC, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.63%
,
04/18/29 ....... 254 254,236
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , 01/31/31
(m)
................... 666 665,720
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%
,
09/01/28 ....... 97 94,869
CPI HoldCo B LLC, 1st Lien Term Loan ,
05/19/31
(m)
...................... 266 264,622
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35% - 9.09%
,
04/09/27 . USD 570 $ 557,307
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62% - 12.35%
,
04/07/28 ..... 133 129,675
Finco I LLC, 1st Lien Term Loan , 06/27/29
(m)
.. 24 24,011
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
02/14/31 ....... 296 295,897
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.60%
,
03/24/25 ....... 40 39,530
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(m)
.............. 269 265,974
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/30/31 . 355 353,669
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 99 70,368
Wex Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%), 6.85%
- 7.25%
,
03/31/28 ................. 149 149,613
3,903,881
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%), 8.71% -
9.11%
,
10/01/25 .................. 114 110,166
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.21% - 8.61% , 10/25/27 ..... 325 325,767
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.60% - 9.09% , 10/25/27 ..... 51 50,731
H-Food Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
05/23/25 ............ 39 29,270
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (2-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.81%
,
11/13/29 ....... 105 104,997
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
03/31/28 ............ 94 93,965
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35% - 8.00%
,
01/20/28 ....... 300 300,185
1,015,081
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
02/03/31
(a)
86 85,248
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
03/31/28 ....... 44 43,896
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.71% - 7.11%
,
08/06/27 .. 125 124,707
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.34%
,
04/10/31 ....... 508 506,730

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp., 1st Lien Term Loan B , 06/30/28
(m)
USD 125 $ 111,674
Hertz Corp., 1st Lien Term Loan C , 06/30/28
(m)
24 21,416
Sirva Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 13.13%
,
08/20/29
(e)
........... 30 22,300
830,723
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
05/10/27 ............ 456 454,257
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
09/29/28 ....... 126 125,980
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.20% - 8.60%
,
11/03/28 ............. 300 298,354
878,591
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
09/29/28 . 135 135,079
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.73%
,
07/26/31
(e)
61 60,847
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96% - 8.36%
,
11/01/28 ............. 296 295,795
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
08/01/29 ............ 249 249,488
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 11.03%
,
08/31/28 ............ 23 22,793
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 6.28% - 6.38%
,
11/30/28 ....... 113 80,001
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 12.13%
,
11/30/28
(c) (e) (h)
........ 6 1,031
Eyemart Express LLC, 1st Lien Term Loan B1 ,
08/31/27
(e) (m)
..................... 42 40,698
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.85%
,
11/01/28 ....... 40 29,971
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.35%
,
11/01/29 ...... 110 71,500
Medline Borrower LP, 1st Lien Term Loan
10/23/28
(m)
...................... 655 654,063
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00% , 10/23/28 ..... 858 858,125
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.75%
,
11/08/27 ............. 254 253,891
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
10/27/28 ....... 350 350,924
Surgery Center Holdings, Inc., 1st Lien Term
Loan , 12/19/30
(m)
.................. 304 304,002
Vizient, Inc., 1st Lien Term Loan B8 , 08/01/31
(m)
91 91,045
3,499,253
Security
Par (000)
Par (000) Value
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
02/15/29 ............ USD 606 $ 601,462
Cotiviti Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.45%
,
05/01/31
(e)
................. 503 502,208
Gainwell Acquisition Corp., 1st Lien Term Loan
B , 10/01/27
(m)
.................... 327 310,347
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60% - 8.34%
,
12/29/27
(e)
108 108,319
Polaris Newco LLC, 1st Lien Term Loan ,
06/02/28
(m)
...................... 697 684,886
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.24%
,
10/22/29 ....... 67 66,781
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , 09/28/29
(m)
............ 199 198,954
2,472,957
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.10% - 7.50%
,
05/20/30
(a)
...... 128 127,529
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
09/20/30 .................. 300 296,962
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.71% - 9.11%
,
02/02/26 .. 208 202,087
Alterra Mountain Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.35% - 8.75%
,
05/31/30 ....... 113 112,870
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.79%
,
10/02/28 ............ 222 210,903
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
02/06/30 . 95 94,411
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.60% - 8.00%
,
02/06/31 . 716 715,228
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.00%
,
08/09/27 .................. 64 63,820
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85% - 7.20%
,
05/01/31 ............ 126 125,339
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.95% - 7.35%
,
03/17/28
(e)
264 263,523
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
01/29/29 ............ 660 657,489
Flutter Entertainment plc, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
11/25/30 ....... 558 557,839
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.61%
,
11/30/29 ............. 383 383,133

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.60%
,
11/08/30 ... USD 244 $ 243,526
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.10%
,
12/15/27 ............ 282 281,668
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.33% - 7.71%
,
04/16/29 . 304 303,699
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.20% - 8.60%
,
03/02/28 ....... 69 35,990
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.70% - 8.10%
,
05/03/29 ....... 219 219,097
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.03%
,
01/05/29 ....... 37 37,060
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 8.24% - 8.32%
,
04/04/29 . 152 150,998
Seaworld Parks & Entertainment, Inc., 1st
Lien Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%), 7.35% -
7.75%
,
08/25/28 .................. 129 128,648
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.10% - 7.50%
,
03/14/31 . 403 401,194
Whatabrands LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.00%
,
08/03/28 ....... 455 453,922
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
05/24/30 . 351 350,954
6,290,360
Household Durables — 0.1%
(a)
ACProducts, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12% - 9.85%
,
05/17/28 ............ 128 106,749
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
02/25/29 ............ 318 315,064
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
10/06/28 ....... 300 246,373
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.21% - 8.61%
,
10/29/27 . 412 387,696
1,055,882
Household Products — 0.0%
(a)
Energizer Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.92%
,
12/22/27 ............ 47 47,145
Reynolds Consumer Products, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.70% -
7.10%
,
02/04/27 .................. 13 12,938
60,083
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%), 6.85% -
7.25%
,
07/19/30 .................. USD 181 $ 179,331
Calpine Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.85%
- 7.25%
,
01/31/31 ................. 43 42,629
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
12/15/27 ............ 143 143,513
365,473
Industrial Conglomerates — 0.1%
(a)
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56% - 7.73%
,
08/04/31 ....... 301 300,193
EMRLD Borrower LP, 1st Lien Term Loan B ,
05/31/30
(m)
...................... 358 357,124
657,317
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(m)
.................. 930 924,139
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.21% - 7.61%
,
02/21/28 ....... 426 424,871
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
02/28/28 ....... 352 352,002
AssuredPartners, Inc., 1st Lien Term Loan ,
02/14/31
(m)
...................... 787 785,682
Baldwin Insurance Group Holdings LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
05/26/31
(e)
................. 214 213,523
Hub International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.04% - 8.26%
,
06/20/30 ....... 655 653,685
Jones Deslauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 8.40% -
8.48%
,
03/15/30 .................. 132 131,463
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 7.00% - 7.35%
,
09/15/31 ..... 312 310,856
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
05/06/31 . 607 605,482
USI, Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 7.35% -
8.09%
,
09/27/30 .................. 212 210,836
USI, Inc., 1st Lien Term Loan B , 11/21/29
(m)
.. 504 502,608
5,115,147
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.60% - 8.00%
,
01/31/31
(a)
428 426,800
IT Services — 0.5%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B ,
07/30/31
(m)
...................... 354 352,672
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.20% - 9.60%
,
08/21/28 ............ 222 218,345

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.21% - 8.61%
,
12/23/26 ............ USD 73 $ 73,368
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.21% - 8.61%
,
07/30/27 ............ 304 299,248
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.21% - 10.61%
,
01/31/28 ........... 69 64,503
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.21% - 10.61%
,
01/19/29 ........... 94 86,686
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
07/06/29 ............ 562 555,657
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10% - 8.50%
,
05/30/31 ....... 386 386,128
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
06/27/31 . 57 56,858
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
11/12/29 .. 105 104,812
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.60% - 7.00%
,
05/30/31 . 403 401,719
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 11.00% - 11.48% , 07/27/28 ... 1 1,023
(3-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.00% - 11.63% , 07/27/28
(c) (h)
. 65 19,079
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.75% - 12.38% , 07/27/28 ... 16 11,171
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.10% - 8.50%
,
06/17/31 ....... 408 401,668
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10% - 10.50%
,
06/07/32 ..... 54 53,010
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10% - 9.83%
,
07/01/31 ............ 105 100,297
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.73% - 8.79%
,
07/16/31 . 202 201,828
Quartz AcquireCo LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35% - 8.09%
,
06/28/30 ....... 140 139,738
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 8.25%
,
07/31/31 . 759 757,044
4,284,854
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.95% -
9.35%
,
12/01/28
(e)
................. 40 38,329
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86%
,
05/30/28 ....... 50 49,454
87,783
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.95% - 7.35%
,
11/08/27 ....... USD 71 $ 70,867
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.03%
,
02/22/28 ....... 303 302,220
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(2-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 31 31,354
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
07/03/28 ....... 46 46,230
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.60%
- 7.34%
,
01/02/31 ................. 127 127,481
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.28%
,
10/19/27 .. 156 155,062
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60% - 7.34%
,
07/03/28 ....... 11 11,518
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
09/27/30 .................. 254 246,809
991,541
Machinery — 0.7%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
07/31/28 ............ 505 504,568
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.48% - 9.83%
,
08/17/29 ....... 225 225,374
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.35% - 7.75%
,
08/30/30 ....... 189 188,345
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.74% - 7.82%
,
03/15/30
(e)
...... 19 19,435
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.32%
,
04/20/29 ....... 85 85,410
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10% - 7.84%
,
05/15/28
(e)
...... 58 57,597
DexKo Global, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.62% - 9.35%
,
10/04/28 ............ 45 43,282
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.86%
,
10/23/28 ............ 405 404,637
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.95% - 6.98%
,
06/12/31 . 100 100,375
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (2-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
02/15/29 .. 652 647,812
Innio North America Holding, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.48% - 8.54%
,
11/02/28 .. 150 149,687
Madison IAQ LLC, 1st Lien Term Loan ,
06/21/28
(m)
...................... 504 503,584

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.36%
,
10/04/28 .................. USD 75 $ 75,630
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan C , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%), 7.85% -
8.74%
,
11/22/29 .................. 455 455,758
SPX Flow, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
04/05/29 ............ 300 300,107
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 805 806,513
Vertiv Group Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.20% - 7.24%
,
03/02/27 ....... 338 338,174
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
01/27/31 ....... 215 214,873
5,121,161
Media — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.31%
,
01/30/26 .................. 82 79,453
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
08/15/28 ............ 263 196,302
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.61%
,
03/03/25 ............ 99 98,220
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 7.33%
,
12/09/30 . 86 84,937
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
08/23/28 .................. 48 47,693
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(m)
...................... 348 317,955
DirecTV Financing LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.96% - 10.36%
,
08/02/27 ...... 60 60,049
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.85% - 9.25%
,
08/31/30 . 59 58,806
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58% - 7.81%
,
02/21/31
(e)
...... 10 9,975
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
05/23/29 ..... 35 33,464
Learfield Communications, Inc., 1st Lien Term
Loan , 06/30/28
(m)
.................. 123 122,132
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.70% - 9.10%
,
04/23/29 . 36 26,060
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.71%
,
04/28/28 ....... 78 76,112
1,211,158
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
11/22/30 ....... USD 70 $ 69,712
Freeport LNG investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.04%
,
12/21/28 ....... 481 476,095
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.82%
,
10/04/30 ....... 18 18,343
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.45% - 9.85%
,
09/19/29 . 43 43,048
Medallion Midland Acquisition LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.31%
,
10/18/28 ....... 211 211,388
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.25%
,
10/30/28 ............ 179 161,105
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.23%
,
10/05/28 . 226 226,063
1,205,754
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
04/20/28 ............ 157 161,325
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
03/21/31 .................. 149 149,436
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45% - 7.07% , 01/29/27 ..... 129 128,295
02/07/28
(m)
...................... 358 356,606
(2-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21% , 06/04/29 .......... 204 202,288
JetBlue Airways Corp., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.27% - 10.54%
,
08/13/29 ..... 101 98,759
United Airlines, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.03%
,
02/22/31 ............ 157 157,259
1,253,968
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.35% - 10.75%
,
05/04/28 199 201,199
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(m)
...................... 160 153,290
Elanco Animal Health, Inc., 1st Lien Term Loan ,
08/02/27
(m)
...................... 201 200,244
Jazz Financing Luxembourg SARL, 1st
Lien Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.10% -
7.50%
,
05/05/28 .................. 402 401,472
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
05/19/31 ............ 201 199,808
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.20% - 7.60%
,
04/20/29 ....... 153 152,212

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70% - 8.44%
,
11/18/27 .. USD 152 $ 150,993
1,459,218
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.86%
,
02/04/28 ............ 197 196,791
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 11.46% - 11.86%
,
06/04/29 130 125,720
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
06/02/28 ............ 411 406,586
Dayforce, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%), 7.35%
- 7.75%
,
02/28/31 ................. 404 402,978
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.61%
,
01/18/29 ....... 880 879,117
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35% - 9.69%
,
06/22/29 ............ 170 169,830
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , 04/28/28
(m)
......... 400 399,121
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.00%
,
04/30/29 ............ 99 82,643
Maximus, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.60% - 7.49%
,
05/30/31 ............ 105 104,999
Trans Union LLC, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.85% - 7.25%
,
12/01/28 ....... 427 426,460
Trans Union LLC, 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.60% - 7.00%
,
06/11/31 ....... 79 78,884
3,273,129
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.71% - 8.11% , 08/21/25 ..... 2 2,031
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00% , 01/31/30 ..... 42 41,860
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%), 7.85% -
8.25%
,
01/31/30
(e)
................. 105 104,796
148,687
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , 07/06/29
(m)
200 199,992
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.17% - 7.48%
,
08/17/29 ....... 405 405,011
Synaptics, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.53%
,
12/04/28 .................. 127 126,265
731,268
Security
Par (000)
Par (000) Value
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
02/24/31
(m)
...................... USD 560 $ 559,928
Barracuda Networks, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 189 183,383
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(m)
...................... 135 134,639
Capstone Borrower, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85% - 8.59%
,
06/17/30 ....... 100 99,749
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.21% - 7.61%
,
09/21/28 . 455 454,298
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
03/21/31 ....... 122 122,254
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , 03/30/29
(m)
............. 1,024 1,019,250
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 9.10% - 9.59%
,
06/26/31
(e)
...... 108 103,680
E2Open LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%), 8.46%
- 8.86%
,
02/04/28 ................. 30 29,902
Ellucian Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.45% - 8.85%
,
10/07/29 ....... 501 501,766
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.60% - 7.00%
,
09/12/29 ............ 504 502,125
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
12/01/27 .................. 85 84,586
Genesys Cloud Services Holdings II LLC,
Facility 1st Lien Term Loan B4 , (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%), 8.35%
- 8.75%
,
12/01/27 ................. 501 501,428
Helios Software Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.35% - 9.09%
,
07/18/30 . 128 127,647
Informatica LLC, 1st Lien Term Loan B ,
10/27/28
(m)
...................... 612 610,585
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
03/01/29 ............ 429 426,631
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%), 9.10%
- 9.50%
,
05/03/28 ................. 258 256,010
MH Sub I LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.50%
,
02/23/29 ................. 78 76,735
Planview Parent, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35% - 9.09%
,
12/17/27 ....... 28 27,930
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , 10/09/28
(m)
.................. 369 358,833
Project Sky Merger Sub, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.95% - 11.35%
,
10/10/29 83 77,744
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
08/31/28 ............ 707 706,880

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96% - 8.36%
,
04/24/28 ............ USD 447 $ 433,548
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
12/17/27
(m)
...................... 67 62,523
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(m)
...................... 106 98,249
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.95% - 10.35% , 06/30/28 .... 55 52,113
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.25%
,
08/01/27 ............ 126 126,272
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.85% - 7.25%
,
05/09/31 ..... 343 342,567
UKG, Inc., 1st Lien Term Loan , 02/10/31
(m)
... 705 704,943
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.04%
,
07/20/28 ............ 21 21,065
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.35%
,
04/14/31 .................. 504 504,164
9,311,427
Specialty Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan A ,
(1-day SOFR at 0.50% Floor + 4.25%),
9.82%
,
03/31/26
(e)
................. 48 47,454
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B , 04/23/31
(m)
................ 134 133,581
Mavis Tire Express Services Topco Corp.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%), 8.35% -
8.75%
,
05/04/28 .................. 345 344,254
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60% - 8.33%
,
06/20/31 ..... 75 75,125
PetSmart, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
02/11/28 ................. 137 135,325
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.46% - 7.86% , 10/20/28 ..... 72 68,713
10/20/28
(m)
...................... 54 51,912
856,364
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
03/08/30
(a)
...... 33 32,424
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.85% - 7.25%
,
05/19/28 . 136 135,569
Core & Main LP, 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.11%
,
02/10/31 .................. 304 304,337
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.86%
,
07/27/28 .................. 307 306,607
Foundation Building Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 386 375,673
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.29%
,
06/17/31 ............ USD 54 $ 53,533
GYP Holdings III Corp., 1st Lien Term Loan B ,
05/13/30
(m)
...................... 50 49,969
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 10.17%
,
06/29/29
(e)
........... 81 52,420
1,278,108
Transportation Infrastructure — 0.2%
(a)
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.60% - 8.19%
,
07/01/31 ....... 323 321,526
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.81% - 8.00%
,
07/01/31 ..... 409 407,859
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.71% - 8.11% , 09/22/28 ..... 413 411,933
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75% , 09/22/28 ..... 240 240,013
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.60%
,
12/15/26
(e)
........... 122 121,288
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35% - 9.09%
,
03/18/30 ............ 31 31,451
1,534,070
Wireless Telecommunication Services — 0.0%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.11%
,
05/01/28 ....... 82 77,422
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
01/27/31 ....... 158 158,145
235,567
Total Floating Rate Loan Interests — 11 .4%
(Cost: $ 90,085,582 ) ............................... 89,368,528
Foreign Agency Obligations
Mexico — 0.5%
Petroleos Mexicanos
6.88% , 08/04/26 .................. 2,221 2,203,898
6.50% , 01/23/29 .................. 446 420,935
5.95% , 01/28/31 .................. 131 113,040
6.70% , 02/16/32 .................. 1,500 1,341,225
4,079,098
Saudi Arabia — 0.1%
Saudi Arabian Oil Co. , 5.25%
,
07/17/34
(b)
.... 375 385,346
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 4,289,860 ) ............................... 4,464,444
Foreign Government Obligations
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 .................. 200 201,100
3.50% , 02/12/34 .................. 517 439,450
640,550

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru , 5.38%
,
02/08/35 ........ USD 415 $ 424,960
Total Foreign Government Obligations — 0 .1%
(Cost: $ 1,045,216 ) ............................... 1,065,510
Shares
Shares
Investment Companies
(n)
BlackRock Allocation Target Shares - BATS
Series A ........................ 4,748,824 45,303,778
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 809,752 7,830,300
BlackRock GNMA Portfolio, Class K Shares .. 7,535,993 60,966,185
BlackRock High Equity Income Fund, Class K
Shares ......................... 1,350,853 40,120,346
iShares Core Dividend Growth ETF ....... 259,330 16,257,398
Total Investment Companies — 21 .8%
(Cost: $ 171,952,493 ) .............................. 170,478,007
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
.............. 730 701,336
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(i)
....................... 311 314,515
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
219 216,334
Series 2022-9, Class A1, 6.79%, 12/25/67
(i)
601 608,316
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a)
......... 111 93,209
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................. 765 757,464
J.P. Morgan Mortgage Trust, Series 2022-
DSC1, Class A1, 4.75%, 01/25/63
(a)
..... 740 728,356
MFA Trust
(i)
Series 2022-CHM1, Class A1, 3.88%,
09/25/56 ..................... 626 613,961
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ..................... 322 317,730
Mill City Mortgage Loan Trust
(i)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ..................... 123 123,478
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ..................... 192 193,418
OBX Trust
(i)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ..................... 310 308,665
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ..................... 159 159,748
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ..................... 1,059 1,067,695
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................. 812 810,835
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(i)
........... 912 912,104
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(i)
...... 926 898,496
Verus Securitization Trust
(i)
Series 2022-3, Class A1, 4.13%, 02/25/67 . 559 539,258
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ..................... USD 787 $ 795,006
10,159,924
Total Non-Agency Mortgage-Backed Securities — 1 .3%
(Cost: $ 9,839,865 ) ............................... 10,159,924
Beneficial Interest
(000)
Other Interests
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (e) (h)
........................ 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(c) (e)
...... 13 9,983
Total Preferred Securities — 0 .0%
(Cost: $ 9,983 ) .................................. 9,983
Par (000)
Par (000)
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 3,808 3,782,368
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 3,887 3,839,418
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 7,673,381 ) ............................... 7,621,786
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (e)
....................... 394 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. ( Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(c)
..... 52 872
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 872
Total Long-Term Investments — 93.4%
(Cost: $ 715,340,226 ) .............................. 731,129,485

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(n) (p)
.................. 59,612,467 $ 59,612,467
Total Short-Term Securities — 7 .6%
(Cost: $ 59,612,467 ) ............................... 59,612,467
Total Investments — 101 .0%
(Cost: $ 774,952,693 ) .............................. 790,741,952
Liabilities in Excess of Other Assets — (1.0) % ............. (8,106,452)
Net Assets — 100.0% ...............................
$ 782,635,500
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $283,192, representing less than 0.05% of its net assets as of period end, and an original cost of $234,343.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 26,641,869 $ 32,970,598
(a)
$ — $ — $ — $ 59,612,467 59,612,467 $ 2,108,914 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — — — — — — — 2,050
(c)
—
BlackRock Allocation Target
Shares - BATS Series A .. 51,703,127 — (7,500,000) (520,184) 1,620,835 45,303,778 4,748,824 2,296,804 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. — 7,839,020 — — (8,720) 7,830,300 809,752 414,068 —
BlackRock GNMA Portfolio,
Class K Shares ........ 58,424,382 1,684,580 — — 857,223 60,966,185 7,535,993 1,684,593 —
BlackRock High Equity Income
Fund, Class K Shares ... 24,918,753 12,963,236 — — 2,238,357 40,120,346 1,350,853 1,688,483 3
BlackRock High Yield Bond
Portfolio, Class K Shares
(b)
1,492 — (1,485) 42 (49) — — — —
iShares Core Dividend Growth
ETF ................ 23,687,904 28,159,918 (39,612,914) 4,620,859 (598,369) 16,257,398 259,330 386,595 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 14,839,997 — (14,838,642) 62,001 (63,356) — — 36,891 —
$ 4,162,718 $ 4,045,921 $ 230,090,474 $ 8,618,398 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 321 12/06/24 $ 48,210 $ 654,757
U.S. Treasury 10-Year Note ................................................... 1,632 12/19/24 186,660 591,536
S&P 500 E-Mini Index ....................................................... 23 12/20/24 6,686 97,309
U.S. Treasury 5-Year Note .................................................... 360 12/31/24 39,583 103,030
1,446,632
Short Contracts
GBP Currency ............................................................ 160 12/16/24 13,374 (338,067)
JPY Currency ............................................................ 9 12/16/24 791 12,405
(325,662)
$ 1,120,970
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 % Quarterly 06/20/29 USD 1,610 $ (127,290) $ (103,725) $ (23,565)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 2,796 (63,365) (63,337) (28)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 17,854 (404,624) (404,408) (216)
$ (595,279) $ (571,470) $ (23,809)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 170 $ 2,375 $ 2,759 $ (384)
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 380 7,933 7,166 767
$ 10,308 $ 9,925 $ 383
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1 .00 % Quarterly Bank of America NA 12/20/29 USD 170 $ (4,257) $ (3,950) $ (307)
DR Horton, Inc. ........... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 400 (10,016) (8,906) (1,110)
$ – $ – $ –
$ (14,273) $ (12,856) $ (1,417)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 796 $ 1,716 $ 480 $ 1,236
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 3,480 2,501 979
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 746 592 154
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 746 594 152
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 937 673 264
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 183 4,502 3,838 664
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,509 2,144 365
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,509 2,144 365
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 390 5,449 6,346 (897)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 11,586 11,821 (235)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,006 4,994 12
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 5,435 5,543 (108)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 8,300 8,324 (24)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,006 4,962 44
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 13,159 13,347 (188)
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,691 4,743 (52)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 387 331 56
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 590 610 (20)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 590 432 158
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 1,863 1,669 194
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 387 367 20
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 41 417 275 142
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 61 621 588 33
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 33 636 619 17
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 13 250 234 16
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 67 1,291 1,287 4
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 67 1,291 1,376 (85)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,229 1,395 (166)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 1,712 2,025 (313)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 21 421 414 7
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 68 1,362 1,364 (2)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 68 1,362 1,428 (66)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 34 681 681 —
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 49,979 42,950 7,029
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 16,055 13,795 2,260
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,568 2,397 171
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 2,338 2,139 199
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 9,102 8,301 801
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 3,111 2,845 266
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,879 1,581 298
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 1,723 1,932 (209)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 201 3,149 3,444 (295)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Williams Cos., Inc. (The) . 1 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 78 $ 1,222 $ 1,211 $ 11
$ 181,993 $ 168,736 $ 13,257
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 294 $ 5,858 $ (39) $ 5,897
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 300 8,264 (562) 8,826
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 2,250 43,188 (1,245) 44,433
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 1,206 22,738 (161) 22,899
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 300 366 (3,574) 3,940
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/25 USD 2,000 20,491 (7,553) 28,044
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 1,625 2,026 (19,856) 21,882
$ 102,931 $ (32,990) $ 135,921
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16%

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 128,552,079 $ — $ 128,552,079
Common Stocks
Aerospace & Defense .................................... 1,592,181 956,412 — 2,548,593
Banks ............................................... 2,499,475 1,889,991 — 4,389,466
Beverages ........................................... 1,774,870 1,264,079 — 3,038,949
Biotechnology ......................................... 1,760,139 — — 1,760,139
Building Products ....................................... 1,568,113 — — 1,568,113
Capital Markets ........................................ 3,633,100 — — 3,633,100
Chemicals ............................................ 187,064 1,435,581 — 1,622,645
Commercial Services & Supplies ............................. 897,103 — — 897,103
Communications Equipment ................................ 119,319 — — 119,319
Construction & Engineering ................................ 33,213 — — 33,213
Consumer Finance ...................................... 165,751 — — 165,751
Consumer Staples Distribution & Retail ........................ 431,190 — — 431,190
Containers & Packaging .................................. 419,874 — — 419,874
Distributors ........................................... 56,088 — — 56,088
Diversified REITs ....................................... 122,052 516,870 — 638,922
Diversified Telecommunication Services ........................ 1,385,861 1,298,063 — 2,683,924
Electric Utilities ........................................ 235,356 — — 235,356
Electrical Equipment ..................................... 2,771,110 — — 2,771,110
Electronic Equipment, Instruments & Components ................. 285,241 — — 285,241
Energy Equipment & Services .............................. 1,701,187 — — 1,701,187
Financial Services ...................................... 884,734 — 78,467 963,201
Food Products ......................................... 2,170,981 — — 2,170,981
Ground Transportation ................................... 1,391,133 — 290 1,391,423
Health Care Equipment & Supplies ........................... 91,301 — — 91,301
Health Care Providers & Services ............................ 2,761,192 27,784 — 2,788,976
Health Care REITs ...................................... 1,028,328 358,092 — 1,386,420
Hotels, Restaurants & Leisure .............................. 159,152 — — 159,152
Household Durables ..................................... — 1,196,038 — 1,196,038
Independent Power and Renewable Electricity Producers ............ 12,999 — — 12,999
Industrial REITs ........................................ 1,026,627 490,046 — 1,516,673
Insurance ............................................ 1,198,976 1,144,883 — 2,343,859
Interactive Media & Services ............................... 3,642,927 — — 3,642,927
IT Services ........................................... 2,382,470 226,303 — 2,608,773
Machinery ............................................ 2,177,148 — — 2,177,148
Media ............................................... 147,744 — 50,886 198,630
Metals & Mining ........................................ 30,187 — — 30,187
Multi-Utilities .......................................... 1,165,758 — — 1,165,758

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Office REITs .......................................... $ 339,622 $ — $ — $ 339,622
Oil, Gas & Consumable Fuels ............................... 1,179,337 1,382,159 — 2,561,496
Pharmaceuticals ....................................... 774,682 5,441,186 — 6,215,868
Professional Services .................................... 296,260 1,843,366 — 2,139,626
Real Estate Management & Development ....................... — 713,430 — 713,430
Residential REITs ....................................... 833,713 181,495 — 1,015,208
Retail REITs .......................................... — 418,054 — 418,054
Semiconductors & Semiconductor Equipment .................... 3,807,189 2,261,561 — 6,068,750
Software ............................................. 6,897,559 — — 6,897,559
Specialized REITs ...................................... 2,522,110 — — 2,522,110
Specialty Retail ........................................ 2,020,517 — — 2,020,517
Technology Hardware, Storage & Peripherals .................... 2,261,032 — — 2,261,032
Textiles, Apparel & Luxury Goods ............................ — 1,788,355 — 1,788,355
Tobacco ............................................. 1,417,466 — — 1,417,466
Trading Companies & Distributors ............................ 167,123 — — 167,123
Corporate Bonds
Aerospace & Defense .................................... — 9,379,609 — 9,379,609
Air Freight & Logistics .................................... — 92,907 — 92,907
Automobile Components .................................. — 257,680 — 257,680
Automobiles .......................................... — 2,269,875 — 2,269,875
Banks ............................................... — 33,974,900 — 33,974,900
Beverages ........................................... — 759,522 — 759,522
Biotechnology ......................................... — 3,548,058 — 3,548,058
Building Products ....................................... — 70,942 — 70,942
Capital Markets ........................................ — 10,786,014 — 10,786,014
Chemicals ............................................ — 2,319,252 — 2,319,252
Commercial Services & Supplies ............................. — 456,121 — 456,121
Communications Equipment ................................ — 1,046,580 — 1,046,580
Consumer Finance ...................................... — 4,190,985 — 4,190,985
Consumer Staples Distribution & Retail ........................ — 820,894 — 820,894
Containers & Packaging .................................. — 2,257,463 — 2,257,463
Diversified REITs ....................................... — 1,853,875 — 1,853,875
Diversified Telecommunication Services ........................ — 2,052,990 — 2,052,990
Electric Utilities ........................................ — 14,812,941 — 14,812,941
Entertainment ......................................... — 191,820 — 191,820
Financial Services ...................................... — 2,719,664 — 2,719,664
Food Products ......................................... — 263,110 — 263,110
Gas Utilities ........................................... — 158,219 — 158,219
Ground Transportation ................................... — 2,455,199 — 2,455,199
Health Care Equipment & Supplies ........................... — 3,719,708 — 3,719,708
Health Care Providers & Services ............................ — 7,204,543 — 7,204,543
Health Care REITs ...................................... — 2,632,860 — 2,632,860
Hotels, Restaurants & Leisure .............................. — 428,203 — 428,203
Independent Power and Renewable Electricity Producers ............ — 539,206 — 539,206
Industrial Conglomerates .................................. — 564,760 — 564,760
Industrial REITs ........................................ — 259,871 — 259,871
Insurance ............................................ — 3,166,432 — 3,166,432
Interactive Media & Services ............................... — 1,522,947 — 1,522,947
Life Sciences Tools & Services .............................. — 71,275 — 71,275
Machinery ............................................ — 1,488,466 — 1,488,466
Media ............................................... — 1,866,209 — 1,866,209
Metals & Mining ........................................ — 1,961,657 — 1,961,657
Multi-Utilities .......................................... — 3,510,896 — 3,510,896
Oil, Gas & Consumable Fuels ............................... — 12,762,977 — 12,762,977
Paper & Forest Products .................................. — 204,800 — 204,800
Passenger Airlines ...................................... — 391,483 — 391,483
Pharmaceuticals ....................................... — 5,889,027 — 5,889,027
Professional Services .................................... — 1,002,699 — 1,002,699
Residential REITs ....................................... — 791,233 — 791,233
Retail REITs .......................................... — 837,066 — 837,066
Semiconductors & Semiconductor Equipment .................... — 4,549,764 204,522 4,754,286
Software ............................................. — 5,834,168 — 5,834,168
Specialized REITs ...................................... — 2,079,160 — 2,079,160
Specialty Retail ........................................ — 1,678,546 — 1,678,546
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 345,342 $ — $ 345,342
Tobacco ............................................. — 1,916,721 — 1,916,721
Trading Companies & Distributors ............................ — 2,587,906 — 2,587,906
Wireless Telecommunication Services ......................... — 5,565,258 — 5,565,258
Equity-Linked Notes ...................................... — 57,415,951 — 57,415,951
Fixed Rate Loan Interests ................................... — 286,131 — 286,131
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,662,246 — 3,662,246
Automobile Components .................................. — 1,624,376 — 1,624,376
Automobiles .......................................... — 138,170 — 138,170
Beverages ........................................... — 470,856 — 470,856
Biotechnology ......................................... — 304,095 — 304,095
Broadline Retail ........................................ — 744,069 — 744,069
Building Products ....................................... — 886,614 142,000 1,028,614
Capital Markets ........................................ — 2,324,901 82,896 2,407,797
Chemicals ............................................ — 3,682,688 — 3,682,688
Commercial Services & Supplies ............................. — 3,916,854 135,149 4,052,003
Communications Equipment ................................ — 275,939 — 275,939
Construction & Engineering ................................ — 1,117,281 254,362 1,371,643
Construction Materials .................................... — 1,377,733 35,380 1,413,113
Consumer Staples Distribution & Retail ........................ — 193,356 200,250 393,606
Containers & Packaging .................................. — 896,231 — 896,231
Distributors ........................................... — 188,490 — 188,490
Diversified Consumer Services .............................. — 1,373,811 — 1,373,811
Diversified Telecommunication Services ........................ — 1,588,039 — 1,588,039
Electric Utilities ........................................ — 169,446 — 169,446
Electrical Equipment ..................................... — 299,023 — 299,023
Electronic Equipment, Instruments & Components ................. — 292,871 126,524 419,395
Entertainment ......................................... — 3,064,072 — 3,064,072
Financial Services ...................................... — 3,903,881 — 3,903,881
Food Products ......................................... — 1,015,081 — 1,015,081
Gas Utilities ........................................... — 85,248 — 85,248
Ground Transportation ................................... — 808,423 22,300 830,723
Health Care Equipment & Supplies ........................... — 878,591 — 878,591
Health Care Providers & Services ............................ — 3,396,677 102,576 3,499,253
Health Care Technology .................................. — 1,862,430 610,527 2,472,957
Hotel & Resort REITs .................................... — 127,529 — 127,529
Hotels, Restaurants & Leisure .............................. — 6,026,837 263,523 6,290,360
Household Durables ..................................... — 1,055,882 — 1,055,882
Household Products ..................................... — 60,083 — 60,083
Independent Power and Renewable Electricity Producers ............ — 365,473 — 365,473
Industrial Conglomerates .................................. — 657,317 — 657,317
Insurance ............................................ — 4,901,624 213,523 5,115,147
Interactive Media & Services ............................... — 426,800 — 426,800
IT Services ........................................... — 4,284,854 — 4,284,854
Leisure Products ....................................... — 49,454 38,329 87,783
Life Sciences Tools & Services .............................. — 991,541 — 991,541
Machinery ............................................ — 5,044,129 77,032 5,121,161
Media ............................................... — 1,201,183 9,975 1,211,158
Oil, Gas & Consumable Fuels ............................... — 1,205,754 — 1,205,754
Passenger Airlines ...................................... — 1,253,968 — 1,253,968
Pharmaceuticals ....................................... — 1,459,218 — 1,459,218
Professional Services .................................... — 3,273,129 — 3,273,129
Real Estate Management & Development ....................... — 43,891 104,796 148,687
Semiconductors & Semiconductor Equipment .................... — 731,268 — 731,268
Software ............................................. — 9,207,747 103,680 9,311,427
Specialty Retail ........................................ — 808,910 47,454 856,364
Textiles, Apparel & Luxury Goods ............................ — 32,424 — 32,424
Trading Companies & Distributors ............................ — 1,225,688 52,420 1,278,108
Transportation Infrastructure ............................... — 1,412,782 121,288 1,534,070
Wireless Telecommunication Services ......................... — 235,567 — 235,567
Foreign Agency Obligations ................................. — 4,464,444 — 4,464,444
Foreign Government Obligations .............................. — 1,065,510 — 1,065,510
Investment Companies .................................... 170,478,007 — — 170,478,007
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Non-Agency Mortgage-Backed Securities ........................ $ — $ 10,159,924 $ — $ 10,159,924
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 9,983 9,983
U.S. Treasury Obligations ................................... — 7,621,786 — 7,621,786
Warrants .............................................. 872 — — 872
Short-Term Securities
Money Market Funds ...................................... 59,612,467 — — 59,612,467
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (239) — (239)
$ 294,517,900 $ 493,135,681 $ 3,088,132 $ 790,741,713
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 16,684 $ — $ 16,684
Equity contracts ........................................... 97,309 — — 97,309
Foreign currency exchange contracts ............................ 12,405 — — 12,405
Interest rate contracts ....................................... 1,349,323 135,921 — 1,485,244
Liabilities
Credit contracts ........................................... — (28,270) — (28,270)
Foreign currency exchange contracts ............................ (338,067) — — (338,067)
$ 1,120,970 $ 124,335 $ — $ 1,245,305
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)